         SEMI-ANNUAL REPORT
      ------------------------------------------------------
         April 30, 1998




               NEUBERGER&BERMAN
               INCOME FUNDS-Registered Trademark-

         Neuberger&Berman
               GOVERNMENT MONEY FUND

         Neuberger&Berman
               CASH RESERVES

         Neuberger&Berman
               LIMITED MATURITY BOND FUND

         Neuberger&Berman
               HIGH YIELD BOND FUND

TABLE OF CONTENTS

    THE FUNDS

    PRESIDENT'S LETTER                             A-4

    PERFORMANCE HIGHLIGHTS                         B-1

    FINANCIAL STATEMENTS                           B-2

    FINANCIAL HIGHLIGHTS
      PER SHARE DATA
Government Money Fund                             B-12
Cash Reserves                                     B-13
Limited Maturity Bond Fund                        B-14
High Yield Bond Fund                              B-15

    THE PORTFOLIOS

    SCHEDULE OF INVESTMENTS
Government Money Portfolio                        B-18
Cash Reserves Portfolio                           B-19
Limited Maturity Bond
 Portfolio                                        B-23
High Yield Bond Portfolio                         B-32

    FINANCIAL STATEMENTS                          B-38

    FINANCIAL HIGHLIGHTS
Government Money Portfolio                        B-49
Cash Reserves Portfolio                           B-50
Limited Maturity Bond
 Portfolio                                        B-51
High Yield Bond Portfolio                         B-52

    OTHER INFORMATION
Directory/Officers and Trustees                    C-1

PRESIDENT'S LETTER                                                 June 16, 1998

Dear Shareholder,
  As you may remember, we turned very positive on the intermediate-term prospects for the bond market in late 1996. Our bullish posture was rewarded by excellent 1997 returns. We still believe the political and economic backdrop for bonds is quite favorable. However, we think current investor expectations are so high that even modest disappointments may unsettle the market.
  In our opinion, there are some short-term economic crosscurrents that may take investors by surprise. The economy is surprisingly strong and may remain so over the next several quarters. We have seen rather rapid money supply growth and the dollar may suffer as it competes with the Euro (the currency of soon to be economically unified Europe). These three factors along with Federal Reserve Chairman Alan Greenspan's stated concern about inflation in financial assets -- the runaway stock market -- may prompt the Fed to bump up short-term interest rates. With yields of longer-term bonds only marginally higher than short-term securities, an increase in the Fed Funds Rate would probably result in an uptick in rates along the yield curve (yields along the maturity spectrum). Consequently, we have become somewhat more cautious and have been shortening weighted average maturities/ durations in most of our portfolios. As always, we are favoring those sectors of the bond market that in our opinion offer the best value, and individual securities we believe have the best risk-adjusted return potential.

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

            3-MONTH T-BILL   30-YR. TREASURY   12-22 YR. MUNICIPAL BOND INDEX
11/28/97               5.23              6.04                             5.13
12/5/97                5.25              6.08                             5.11
12/12/97               5.19              5.93                             5.01
12/19/97               5.44              5.91                             4.97
12/26/97               5.34              5.91                             4.97
1/2/98                 5.32              5.85                             5.02
1/9/98                 5.05              5.71                             4.88
1/16/98                5.13              5.82                             4.84
1/23/98                5.16              5.96                             4.96
1/30/98                5.17              5.81                             4.91
2/6/98                 5.15              5.91                             4.93
2/13/98                5.25              5.85                             4.90
2/20/98                5.26              5.86                             4.90
2/27/98                5.35              5.92                             4.97
3/6/98                 5.20              6.02                             5.09
3/13/98                5.18              5.89                             5.04
3/20/98                5.21              5.89                             5.00
3/27/98                5.20              5.95                             5.01
4/3/98                 5.08              5.78                             4.98
4/9/98                 5.05              5.88                             5.04
4/17/98                5.09              5.88                             5.07
4/24/98                5.04              5.94                             5.14
5/1/98                 5.01              5.94                             5.17

             SOURCE: BLOOMBERG FINANCIAL MARKETS 30 YEAR TREASURY BOND & TREASURY BILLS
             MERRILL LYNCH 12-22 YEAR MUNICIPAL BOND INDEX

  I want to emphasize that despite our short-term concerns, we believe the longer-term outlook for bonds remains quite positive. The government appears finally to have its fiscal house in order and we are likely to have a federal budget surplus this year. Corporate cash flows are strong and balance sheets have improved as debt has been refinanced at lower rates. Also, bonds may begin to get a "tailwind" from investors concerned by high equity valuations. Some of our institutional clients have been re-balancing their portfolios -- taking some profits in the equity market and buying more bonds. They understand and appreciate that boosting bond allocations is a good way to reduce overall portfolio risk. We think mutual fund investors may come to the same conclusion in the year ahead.
  While we may see a somewhat more choppy bond market over the next several months, we believe bonds still offer value. Irrespective of what the bond market holds in store for us, bonds provide yield and relative safety of principal: two timeless and priceless elements in a prudent investment program.
  In closing, I also want to introduce you to our newest fixed-income product, Neuberger&Berman High Yield Bond Fund, launched on March 3, 1998. Our fixed-income investment team has been managing high-yield assets institutionally for four years and has a solid track record. We believe High Yield Bond Fund is a compelling investment alternative for investors willing to accept more risk in return for potentially higher yields than those offered by investment grade bond funds. I will detail our approach to the high-yield market later in the report.
  GOVERNMENT MONEY FUND AND CASH RESERVES+ The Government Money Fund's weighted average maturity changed very little during this six-month reporting period. With strong demand (resulting in part from investors' flight to safety from Southeast Asian government debt), and reduced supply (the shrinking federal budget deficit reduced the government's short-term funding needs), Treasury Bill yields declined 5-20 basis points in first-half fiscal 1998. As of April 30, 1998, the Fund had a seven-day current yield of 4.67% and a compounded yield of 4.78%.
  Cash Reserves' weighted average maturity was reduced from 72.8 days at the beginning of this reporting period to 49.9 days at its close. The strong U.S. economy increased corporations' operating capital needs and merger and acquisition oriented financings also contributed to rising issuance. In order to move all this inventory, commercial paper (short-term corporate debt) was priced attractively and in December, peak yields had increased by 10 to more than 40 basis points. Consequently, we were able to reduce the portfolio's weighted average maturity and therefore, interest rate risk, without sacrificing much yield.

  Cash Reserves' sector allocation was largely unchanged. Commercial paper comprised 74.5% of assets compared to 73.4% six months earlier; bank debt was 17.9% compared to 20.2%. The balance remains in floating rate notes and other short-term securities.
  ULTRA SHORT BOND FUND On February 27, 1998, Ultra Short Bond Fund was dissolved. Shareholders were given the opportunity to exchange their shares for an equal value of shares in the Limited Maturity Bond Fund on a tax-free basis. We took this step believing the Limited Maturity Bond Fund offers shareholders a chance to pursue similar investment goals with greater diversification, expanded opportunities in fixed-income securities and sectors, and more flexibility in maturity and duration.
  LIMITED MATURITY BOND FUND Consistent with our trend-following duration management discipline (shortening durations when interest rates are rising and extending durations when interest rates are declining), we have modestly reduced the portfolio's weighted average duration. At 1.6 years, it is currently in the low end of our traditional duration range.
  We have also modestly reduced our allocation to corporate securities. We began increasing our exposure to corporates in mid-October, 1997, as Asian economic turmoil sent prices lower and yields higher. In early 1998, when investors began to recognize that Asian economic problems were not likely to have as negative an impact on corporate earnings and balance sheets as first feared, corporate securities rallied -- producing some strong gains for our portfolio. As yields came down, we began taking some profits in corporates, and finished this reporting period with a 62.9% allocation. Despite their good relative performance, corporates still enjoy a meaningful yield advantage over Treasuries and we are still able to uncover a good number of high quality bonds trading at what we view as reasonable prices.
  At the end of fiscal first-half 1998, 16.9% of the portfolio was invested in asset-backed securities. These are mostly triple A rated securities backed by either credit card or auto loan receivables. Asset-backed bonds have given us material incremental yield over Treasuries, which we think has come at very low risk.
  We have reduced our allocation in mortgage-backed securities from 7.7% at the beginning of this reporting period to 5.7% at its close. This was in response to declining interest rates and increasing prepayment risk. We are concentrated in low and current coupon mortgage bonds, where we believe pre-payment risk is minimal.
  As of April 30, 1998, we had 8.4% in Agencies and Treasuries. We are favoring Agencies, because relatively strong new issuance has bumped up yields providing a modest, but material yield advantage over Treasuries.

  Recently, we have been taking a closer look at debt securities of Real Estate Investment Trusts (REITS). Although commercial real estate prices have recovered substantially from their lows, we don't believe we are near the top of the cycle. REIT bonds offer a material yield advantage over comparable credit quality industrial bonds. We believe as bond investors become more familiar and comfortable with an industry group that is relatively new to the bond market, this spread will narrow.
  HIGH YIELD BOND FUND In this, Neuberger&Berman High Yield Bond Fund's inaugural letter to shareholders, I want to detail our approach to this unique asset class. But, first a few comments about our decision to start a high-yield fund are in order.
  Neuberger&Berman has been managing assets in the high-yield sector for four years. We have assembled an experienced team of portfolio managers, traders and credit analysts with a proven track record in this asset class. While high-yield securities are inherently riskier than investment grade bonds, the high-yield market has more than compensated investors for taking on this incremental risk. Our studies show that in 1990, the worst year yet for high-yield bonds, the Merrill Lynch High Yield Master II Index declined just 4.4%.++ This performance was quite impressive considering that this was a year in which the biggest underwriter of high-yield debt went out of business. Our approach to building well-diversified, value-oriented portfolios makes us comfortable with the overall risk characteristics of the high-yield market. After having managed high-yield assets institutionally with excellent results, we are confident our approach to this market can be effective for mutual fund investors.
  Consistent with our Neuberger&Berman heritage, we are value conscious and risk averse. We evaluate high-yield bonds in much the same way our equity fund manager counterparts at Neuberger& Berman evaluate stocks -- on a selective, research driven basis. We go over corporations' income statements and balance sheets, meet with management to discuss business strategies and judge their ability to effectively execute them, and we use valuation tools to try to identify bargains. We tend to like established, leading market share companies in boring businesses that are less likely to attract competition. We are seeking steady cash flows well in excess of debt service requirements. These companies may have a lot of debt -- in many cases, one of the reasons for below investment grade ratings. While we can't predict the future, strong and steady cash flows give us confidence that the principal and interest on the bonds may be relatively secure.
  Let me give you a few examples. Diamond Brands makes wooden matchsticks, wooden clothes pins and plastic cutlery. Boring businesses perhaps, but Diamond has 80-90% market shares that we believe are relatively secure. The company's cash flow is approximately double interest expense and we give it a solid single B internal credit rating. We've bought Diamond Brands Senior Step Up Debentures, which mature in 2009 and currently yield 12 7/8%. We view this as a very attractive yield on what we believe to be a very low risk investment.
  Iron Age, Inc. makes safety shoes -- steel-toed shoes for people who work in factories and refineries. The company serves large corporations, which buy their shoes and then sell them to employees at a subsidized price. Iron Age has been around for quite awhile and current management has been with the company for 20 years. Iron Age has a leading market share in what we believe is a stable niche business. Recently, the company issued its first high-yield debt -- bonds maturing in 2008, and yielding 9 7/8%. We were delighted to add this issue to the portfolio.
  We are excited by the prospects for the high-yield asset class in general and believe our conservative approach to the high-yield market can deliver superior risk-adjusted returns.
  In closing, I want to emphasize that we believe bonds will continue to benefit from favorable long-term political and economic trends. There are some short-term economic crosscurrents that might cause a somewhat bumpy ride over the next several months. The most important thing for all investors to remember is bonds provide yield and relative safety of principal -- two critical elements for preserving and enhancing financial assets.

Sincerely,

/s/ Theodore P. Giuliano

Theodore P. Giuliano
President and Trustee
Neuberger&Berman Income Funds

 +An investment in either Government Money Fund or Cash Reserves, like all other mutual funds, is neither insured nor guaranteed by the U.S. Government and there can be no assurance that either fund will be able to maintain a stable net asset value of $1.00 per share. The return on investment in Government Money Fund and Cash Reserves will fluctuate.

++The Merrill Lynch High Yield Master II Index provides a broad-based measure of the performance of the non-investment grade U.S. domestic bond market. The index currently captures close to $200 billion of the outstanding debt of domestic market issuers rated below investment grade but not in default.

  The composition and holdings of the portfolios are subject to change. Past performance is no guarantee of future results.

PERFORMANCE HIGHLIGHTS

                           TOTAL RETURN ILLUSTRATION

                                               SIX MONTH                  AVERAGE ANNUAL
                                                 PERIOD                  TOTAL RETURNS(1)
NEUBERGER&BERMAN                  INCEPTION      ENDED                 --------------------
INCOME FUNDS                         DATE      4/30/98(1)    1 YR(1)     5 YR       10 YR
-------------------------------------------------------------------------------------------
LIMITED MATURITY BOND FUND(2)       6/9/86       +2.70%      +7.27%     +5.24%     +7.00%
HIGH YIELD BOND FUND(2)             3/3/98     +2.00%(3)       N/A        N/A        N/A

                               YIELD ILLUSTRATION
                          FOR THE 7 DAYS ENDED 4/30/98

                                        INCEPTION      CURRENT      EFFECTIVE
                                          DATE         YIELD(4)     YIELD(4)
-----------------------------------------------------------------------------
GOVERNMENT MONEY FUND(5)                11/14/83        4.67%         4.78%
CASH RESERVES(2)(5)                      4/12/88        4.90%         5.02%

1) One-year and average annual total returns are for periods ended April 30, 1998. Results are shown on a "total return" basis and include reinvestment of all dividends and other distributions. Performance data quoted represents past performance, which is no guarantee of future results. The investment return and principal value of an investment will fluctuate so that the shares, when redeemed, may be worth more or less than their original cost.
2) Neuberger&Berman Management Inc.-Registered Trademark- ("NBMI") voluntarily bears certain operating expenses in excess of 0.70% of the average daily net assets per annum of Neuberger&Berman Limited Maturity Bond
   Fund-Registered Trademark- ("Limited Maturity"), 1.00% of the average daily net assets per annum of Neuberger& Berman High Yield Bond Fund-SM- ("High Yield"), and 0.65% of the average daily net assets per annum of Neuberger&Berman Cash Reserves-Registered Trademark- ("Cash Reserves"). These arrangements can be terminated upon 60 days' prior written notice to the appropriate Fund. For the six months ended April 30, 1998, there was no reimbursement of expenses by NBMI for Cash Reserves. Absent such reimbursements, the total returns for Limited Maturity and High Yield for the above stated periods would have been less.
3) From inception.
4) "Current yield" refers to the income generated by an investment in the Fund over a 7-day period. This income is then "annualized." The "effective yield" is calculated similarly but, when annualized, the income earned by an investment in the Fund is assumed to be reinvested. The "effective yield" will be slightly higher than the "current yield" because of the compounding effect of this assumed reinvestment. Yields of a money market fund will fluctuate and past performance is no guarantee of future results.
5) An investment in a money market fund, like all other mutual funds, is neither insured nor guaranteed by the U.S. Government. There can be no assurance that a money market fund will be able to maintain a stable net asset value of $1.00 per share. The return on an investment in Neuberger&Berman Government Money Fund-Registered Trademark- and Cash Reserves will fluctuate.

STATEMENTS OF ASSETS AND LIABILITIES
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds

                                                                     GOVERNMENT
(000'S OMITTED EXCEPT PER SHARE AMOUNTS)                             MONEY FUND
                                                                     ----------
ASSETS
      Investment in corresponding Portfolio, at value (Note A)        $426,979
      Deferred organization costs (Note A)                                  --
      Receivable for Trust shares sold                                     171
      Receivable from administrator -- net (Note B)                         --
                                                                     ----------
                                                                       427,150
                                                                     ----------
LIABILITIES
      Dividends payable                                                     12
      Payable for Trust shares redeemed                                    412
      Payable to administrator -- net (Note B)                              82
      Accrued organization costs (Note A)                                   --
      Accrued expenses                                                      46
                                                                     ----------
                                                                           552
                                                                     ----------
NET ASSETS at value                                                   $426,598
                                                                     ----------

NET ASSETS consist of:
      Par value                                                       $    427
      Paid-in capital in excess of par value                           426,169
      Accumulated net realized gains (losses) on investment                  2
      Net unrealized appreciation in value of investment                    --
                                                                     ----------
NET ASSETS at value                                                   $426,598
                                                                     ----------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)                   426,596
                                                                     ----------

NET ASSET VALUE, offering and redemption price per share                 $1.00
                                                                     ----------

SEE NOTES TO FINANCIAL STATEMENTS

                                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Funds

                                                                                                    HIGH
                                                                     CASH      LIMITED MATURITY     YIELD
                                                                   RESERVES       BOND FUND       BOND FUND
                                                                   ----------------------------------------
ASSETS
      Investment in corresponding Portfolio, at value (Note A)     $751,392        $294,430        $12,043
      Deferred organization costs (Note A)                               --              --             68
      Receivable for Trust shares sold                                2,208             273            167
      Receivable from administrator -- net (Note B)                      --              --             11
                                                                   ----------------------------------------
                                                                    753,600         294,703         12,289
                                                                   ----------------------------------------
LIABILITIES
      Dividends payable                                                  13             198             34
      Payable for Trust shares redeemed                               2,433           1,048             --
      Payable to administrator -- net (Note B)                          171              59             --
      Accrued organization costs (Note A)                                --              --             54
      Accrued expenses                                                   96             135             11
                                                                   ----------------------------------------
                                                                      2,713           1,440             99
                                                                   ----------------------------------------
NET ASSETS at value                                                $750,887        $293,263        $12,190
                                                                   ----------------------------------------

NET ASSETS consist of:
      Par value                                                    $    751        $     29        $     1
      Paid-in capital in excess of par value                        750,157         307,572         12,155
      Accumulated net realized gains (losses) on investment             (21)        (14,969)             9
      Net unrealized appreciation in value of investment                 --             631             25
                                                                   ----------------------------------------
NET ASSETS at value                                                $750,887        $293,263        $12,190
                                                                   ----------------------------------------

SHARES OUTSTANDING
      ($.001 par value; unlimited shares authorized)                750,908          29,362          1,208
                                                                   ----------------------------------------

NET ASSET VALUE, offering and redemption price per share              $1.00           $9.99         $10.09
                                                                   ----------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds


                                                                   GOVERNMENT
                                                                   MONEY FUND
                                                                     For the
                                                                   Six Months
                                                                      Ended
                                                                    April 30,
                                                                      1998
(000'S OMITTED)                                                    (UNAUDITED)
                                                                   -----------
INVESTMENT INCOME
    Investment income from corresponding Portfolio (Note A)            $8,692
                                                                   -----------
    Expenses:
      Administration fee (Note B)                                         443
      Amortization of deferred organization and initial
        offering expenses (Note A)                                         --
      Auditing fees                                                         4
      Custodian fees                                                        5
      Legal fees                                                            3
      Registration and filing fees                                         14
      Shareholder reports                                                  18
      Shareholder servicing agent fees (Note B)                            44
      Trustees' fees and expenses                                           8
      Miscellaneous                                                         2
      Expenses from corresponding Portfolio (Notes A & B)                 502
                                                                   -----------
        Total expenses                                                  1,043
      Expenses reimbursed by administrator and/or reduced by
        custodian fee and shareholder servicing expense offset
        arrangements (Note B)                                              (8)
                                                                   -----------
        Total net expenses                                              1,035
                                                                   -----------
        Net investment income                                           7,657
                                                                   -----------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM
  CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment securities                      11
    Net realized loss on financial futures contracts                       --
    Change in net unrealized appreciation of investment
      securities, financial futures contracts, translation of
      assets and liabilities in foreign currencies, and foreign
      currency contracts                                                   --
                                                                   -----------
        Net gain (loss) on investments from corresponding
          Portfolio (Note A)                                               11
                                                                   -----------
        Net increase in net assets resulting from operations           $7,668
                                                                   -----------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                                                                                               HIGH YIELD
                                                                                                                BOND FUND
                                                                        CASH           LIMITED MATURITY
                                                                      RESERVES            BOND FUND              For the
                                                                                                               Period from
                                                                       For the             For the            March 3, 1998
                                                                     Six Months           Six Months          (Commencement
                                                                        Ended               Ended            of Operations)
                                                                      April 30,           April 30,           to April 30,
                                                                        1998                 1998                 1998
                                                                     (UNAUDITED)         (UNAUDITED)           (UNAUDITED)
                                                                   ----------------------------------------------------------
INVESTMENT INCOME
    Investment income from corresponding Portfolio (Note A)            $20,059             $ 9,184                  $ 91
                                                                   ----------------------------------------------------------
    Expenses:
      Administration fee (Note B)                                          959                 362                     3
      Amortization of deferred organization and initial
        offering expenses (Note A)                                          --                  --                     2
      Auditing fees                                                          4                   6                     2
      Custodian fees                                                         5                   5                     2
      Legal fees                                                             7                  43                     2
      Registration and filing fees                                          50                  27                    --
      Shareholder reports                                                   37                  32                     5
      Shareholder servicing agent fees (Note B)                            144                 126                    --
      Trustees' fees and expenses                                           18                  10                     2
      Miscellaneous                                                          3                   2                    --
      Expenses from corresponding Portfolio (Notes A & B)                1,023                 468                    21
                                                                   ----------------------------------------------------------
        Total expenses                                                   2,250               1,081                    39
      Expenses reimbursed by administrator and/or reduced by
        custodian fee and shareholder servicing expense offset
        arrangements (Note B)                                              (16)               (143)                  (28)
                                                                   ----------------------------------------------------------
        Total net expenses                                               2,234                 938                    11
                                                                   ----------------------------------------------------------
        Net investment income                                           17,825               8,246                    80
                                                                   ----------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS FROM
  CORRESPONDING PORTFOLIO (NOTE A)
    Net realized gain (loss) on investment securities                       (3)                324                     9
    Net realized loss on financial futures contracts                        --                (821)                   --
    Change in net unrealized appreciation of investment
      securities, financial futures contracts, translation of
      assets and liabilities in foreign currencies, and foreign
      currency contracts                                                    --                (715)                   25
                                                                   ----------------------------------------------------------
        Net gain (loss) on investments from corresponding
          Portfolio (Note A)                                                (3)             (1,212)                   34
                                                                   ----------------------------------------------------------
        Net increase in net assets resulting from operations           $17,822             $ 7,034                  $114
                                                                   ----------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
Neuberger&Berman
----------------------------------------------------------------------
          Income Funds


                                                               GOVERNMENT
                                                               MONEY FUND
                                                      Six Months
                                                         Ended              Year
                                                       April 30,           Ended
                                                         1998           October 31,
(000'S OMITTED)                                       (UNAUDITED)           1997
                                                    --------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                              $   7,657        $    15,288
    Net realized gain (loss) on investments from
      corresponding Portfolio (Note A)                        11                 (3)
    Change in net unrealized appreciation
      (depreciation) of investments from
      corresponding Portfolio (Note A)                        --                 --
                                                    --------------------------------
    Net increase in net assets resulting from
      operations                                           7,668             15,285
                                                    --------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                                 (7,657)           (15,288)
                                                    --------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                            448,541            959,168
    Proceeds received in connection with merger
      (Note D)                                                --                 --
    Proceeds from reinvestment of dividends                7,580             15,110
    Payments for shares redeemed                        (337,691)        (1,029,506)
                                                    --------------------------------
    Net increase (decrease) from Trust share
      transactions                                       118,430            (55,228)
                                                    --------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                    118,441            (55,231)
NET ASSETS:
    Beginning of period                                  308,157            363,388
                                                    --------------------------------
    End of period                                      $ 426,598        $   308,157
                                                    --------------------------------

NUMBER OF TRUST SHARES:
    Sold                                                 448,541            959,168
    Issued in connection with merger (Note D)                 --                 --
    Issued on reinvestment of dividends                    7,580             15,110
    Redeemed                                            (337,691)        (1,029,506)
                                                    --------------------------------
    Net increase (decrease) in shares outstanding        118,430            (55,228)
                                                    --------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Funds

                                                                                                                    HIGH YIELD
                                                                                                                    BOND FUND
                                                            CASH                      LIMITED MATURITY
                                                          RESERVES                        BOND FUND                Period from
                                                                                                                  March 3, 1998
                                                 Six Months                       Six Months                      (Commencement
                                                    Ended            Year            Ended           Year         of Operations)
                                                  April 30,         Ended          April 30,         Ended         to April 30,
                                                    1998         October 31,         1998         October 31,          1998
                                                 (UNAUDITED)         1997         (UNAUDITED)        1997          (UNAUDITED)
                                               -----------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                         $  17,825      $    30,697       $  8,246        $ 15,544             $    80
    Net realized gain (loss) on investments
      from corresponding Portfolio (Note A)              (3)              (7)          (497)           (950)                  9
    Change in net unrealized appreciation
      (depreciation) of investments from
      corresponding Portfolio (Note A)                   --               --           (715)          2,103                  25
                                               -----------------------------------------------------------------------------------
    Net increase in net assets resulting from
      operations                                     17,822           30,690          7,034          16,697                 114
                                               -----------------------------------------------------------------------------------
DISTRIBUTIONS TO SHAREHOLDERS FROM:
    Net investment income                           (17,825)         (30,697)        (8,246)        (15,559)                (80)
                                               -----------------------------------------------------------------------------------
FROM TRUST SHARE TRANSACTIONS:
    Proceeds from shares sold                       649,273        1,398,237         52,633          87,972              12,211
    Proceeds received in connection with
      merger (Note D)                                    --               --         44,974              --                  --
    Proceeds from reinvestment of dividends          17,600           30,194          7,066          12,926                  28
    Payments for shares redeemed                   (580,046)      (1,246,359)       (65,604)        (92,319)                (83)
                                               -----------------------------------------------------------------------------------
    Net increase (decrease) from Trust share
      transactions                                   86,827          182,072         39,069           8,579              12,156
                                               -----------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                86,824          182,065         37,857           9,717              12,190
NET ASSETS:
    Beginning of period                             664,063          481,998        255,406         245,689                  --
                                               -----------------------------------------------------------------------------------
    End of period                                 $ 750,887      $   664,063       $293,263        $255,406             $12,190
                                               -----------------------------------------------------------------------------------

NUMBER OF TRUST SHARES:
    Sold                                            649,273        1,398,237          5,253           8,817               1,213
    Issued in connection with merger (Note D)            --               --          4,493              --                  --
    Issued on reinvestment of dividends              17,600           30,194            706           1,294                   3
    Redeemed                                       (580,046)      (1,246,359)        (6,551)         (9,247)                 (8)
                                               -----------------------------------------------------------------------------------
    Net increase (decrease) in shares
      outstanding                                    86,827          182,072          3,901             864               1,208
                                               -----------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Funds

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Government Money Fund ("Government Money"), Neuberger&Berman Cash Reserves ("Cash Reserves"), Neuberger& Berman Limited Maturity Bond Fund ("Limited Maturity"), and Neuberger& Berman High Yield Bond Fund ("High Yield") (collectively, the "Funds") are separate operating series of Neuberger&Berman Income Funds (the "Trust"), a Delaware business trust organized pursuant to a Trust Instrument dated December 23, 1992. High Yield had no operations until March 3, 1998, other than matters relating to its organization and registration as a series of the Trust. The Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended, and its shares are registered under the Securities Act of 1933, as amended. The trustees of the Trust may establish additional series or classes of shares without the approval of shareholders.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
      Each Fund seeks to achieve its investment objective by investing all of its net investable assets in its corresponding Portfolio of Income Managers Trust (each a "Portfolio") having the same investment objective and policies as the Fund. The value of each Fund's investment in its corresponding Portfolio reflects that Fund's proportionate interest in the net assets of that Portfolio (100.00%, 100.00%, 85.21%, and 100.00%, for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively, at April 30,
   1998). The performance of each Fund is directly affected by the performance of its corresponding Portfolio. The financial statements of each Portfolio, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the corresponding Fund's financial statements.
      It is the policy of Government Money and Cash Reserves to maintain a continuous net asset value per share of $1.00; each Fund has adopted certain investment, valuation, and dividend and distribution policies, which conform to general industry practice, to enable it to do so. However, there is no assurance either Fund will be able to maintain a stable net asset value per share.
2) PORTFOLIO VALUATION: Each Fund records its investment in its corresponding Portfolio at value. Investment securities held by each Portfolio are valued by Income Managers Trust as indicated in the notes following the Portfolios' Schedule of Investments.

3) FEDERAL INCOME TAXES: Each series of the Trust is treated as a separate entity for Federal income tax purposes. It is the policy of Government Money, Cash Reserves, and Limited Maturity to continue to and the intention of High Yield to qualify as a regulated investment company by complying with the provisions available to certain investment companies, as defined in applicable sections of the Internal Revenue Code, and to make distributions of investment company taxable income and net capital gains (after reduction for any amounts available for Federal income tax purposes as capital loss carryforwards) sufficient to relieve it from all, or substantially all, Federal income taxes. Accordingly, each Fund paid no Federal income taxes and no provision for Federal income taxes was required.
4) DIVIDENDS AND DISTRIBUTIONS TO SHAREHOLDERS: Each Fund earns income, net of Portfolio expenses, daily on its investment in its corresponding Portfolio. It is the policy of each Fund to declare dividends from net investment income on each business day; such dividends are paid monthly. Distributions from net realized capital gains, if any, are normally distributed in December. To the extent each Fund's net realized capital gains, if any, can be offset by capital loss carryforwards ($6,216 and $3,277 expiring in 2004 and 2005, respectively, for Government Money, $7,878, $2,998, and $6,904 expiring in 2002, 2003, and 2005, respectively, for Cash Reserves, and $774,592, $774,663, $533,438, $6,076,188, $4,086,330, $2,160,210, and $517,222 expiring in 1998, 2000, 2001, 2002, 2003, 2004, and 2005, respectively, for Limited
   Maturity, determined as of October 31, 1997), it is the policy of each Fund not to distribute such gains.
      Each Fund distinguishes between dividends on a tax basis and a financial reporting basis and only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Differences in the recognition or classification of income between the financial statements and tax earnings and profits which result in temporary over-distributions for financial statement purposes are classified as distributions in excess of net investment income or accumulated net realized gains.
5) ORGANIZATION EXPENSES: Expenses incurred by High Yield in connection with its organization are being amortized on a straight-line basis over a five-year period. At April 30, 1998, the unamortized balance of such expenses amounted to $67,583. The accrued organization costs are payable to Neuberger&Berman Management Incorporated ("N&B Management"), the administrator of the Fund.
6) EXPENSE ALLOCATION: Each Fund bears all costs of its operations. Expenses incurred by the Trust with respect to any two or more funds are allocated in proportion to the net assets of such funds, except where a more appropriate allocation of expenses to each fund can otherwise be made fairly. Expenses directly attributable to a fund are charged to that fund.

7) OTHER: All net investment income and realized and unrealized capital gains and losses of each Portfolio are allocated pro rata among its respective Funds and any other investors in the Portfolio.

NOTE B -- ADMINISTRATION FEES, DISTRIBUTION ARRANGEMENTS, AND OTHER TRANSACTIONS
          WITH AFFILIATES:
   Each Fund retains N&B Management as its administrator under an Administration Agreement ("Agreement"). Pursuant to this Agreement each Fund pays N&B Management an administration fee at the annual rate of 0.27% of that Fund's average daily net assets. Each Fund indirectly pays for investment management services through its investment in its corresponding Portfolio (see Note B of Notes to Financial Statements of the Portfolios).
   N&B Management has voluntarily undertaken to reimburse Cash Reserves, Limited Maturity, and High Yield for their respective operating expenses plus their pro rata portion of their corresponding Portfolio's operating expenses (including the fees payable to N&B Management but excluding interest, taxes, brokerage commissions, and extraordinary expenses) ("Operating Expenses") which exceed, in the aggregate, 0.65% per annum for Cash Reserves, 0.70% per annum for Limited Maturity, and 1.00% per annum for High Yield of their respective average daily net assets. Each undertaking is subject to termination by N&B Management upon at least 60 days' prior written notice to the appropriate Fund. High Yield has agreed to repay N&B Management through December 31, 1999, for its excess Operating Expenses previously reimbursed by N&B Management, so long as its annual Operating Expenses during that period do not exceed its expense limitation. For the six months ended April 30, 1998, such excess expenses amounted to $139,341 and $27,924, for Limited Maturity and High Yield, respectively. For the six months ended April 30, 1998, there was no reimbursement of expenses by N&B Management for Cash Reserves.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Several individuals who are officers and/or trustees of the Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   Each Fund also has a distribution agreement with N&B Management. N&B Management receives no compensation therefor and no commissions for sales or redemptions of shares of beneficial interest of each Fund.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Expenses from corresponding Portfolio, was a reduction of $89, $1,103, $339, and $44, for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively.
   Each Fund has an expense offset arrangement in connection with its shareholder servicing agent contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Shareholder servicing agent fees, was a reduction of $7,566, $15,245, $3,558, and $0, for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively.

NOTE C -- INVESTMENT TRANSACTIONS:
   During the six months ended April 30, 1998, additions and reductions in each Fund's investment in its corresponding Portfolio were as follows:

                                                   ADDITIONS        REDUCTIONS
--------------------------------------------------------------------------------
GOVERNMENT MONEY                                 $ 400,800,382     $ 289,966,354

CASH RESERVES                                      402,038,446       335,444,430

LIMITED MATURITY                                    20,094,911        33,740,662

HIGH YIELD                                          11,986,169            46,413

NOTE D -- MERGER:
   On February 27, 1998, Limited Maturity acquired all of the net assets of Neuberger&Berman Ultra Short Bond Fund-Registered Trademark- ("Ultra Short") pursuant to a plan of reorganization approved by the Board of Trustees on September 24, 1997. The merger was accomplished by a tax-free exchange of 4,492,869 shares of Limited Maturity (valued at $44,973,622) for the 4,723,570 shares of Ultra Short outstanding on February 27, 1998. Ultra Short's net assets at that date ($44,973,622), including $289,235 of unrealized appreciation, were combined with those of Limited Maturity. The aggregate net assets of Limited Maturity and Ultra Short immediately before the merger were $251,846,857 and $44,973,622, respectively, resulting in aggregate net assets of $296,820,479 immediately after the merger.

NOTE E -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Fund without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Government Money Fund(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                    Six Months
                                                                  Ended April 30,
                                                                       1998                     Year Ended October 31,
                                                                    (UNAUDITED)      1997      1996      1995      1994      1993
                                                                  -----------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $1.0000       $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                                                  -----------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                               .0229         .0468     .0464     .0499     .0302     .0248
    Net Gains or Losses on Securities                                      --            --        --        --        --        --
                                                                  -----------------------------------------------------------------
      Total From Investment Operations                                  .0229         .0468     .0464     .0499     .0302     .0248
                                                                  -----------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                             (.0229)       (.0468)   (.0464)   (.0499)   (.0302)   (.0248)
                                                                  -----------------------------------------------------------------
Net Asset Value, End of Period                                        $1.0000       $1.0000   $1.0000   $1.0000   $1.0000   $1.0000
                                                                  -----------------------------------------------------------------
Total Return(2)                                                         +2.31%(3)     +4.78%    +4.74%    +5.10%    +3.07%    +2.51%
                                                                  -----------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                           $ 426.6       $ 308.2   $ 363.4   $ 308.3   $ 251.5   $ 277.2
                                                                  -----------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)                      .64%(5)       .64%      .67%      .65%       --        --
                                                                  -----------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets                           .63%(5)       .63%      .67%      .65%      .72%      .70%
                                                                  -----------------------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets                 4.68%(5)      4.65%     4.65%     5.00%     3.00%     2.48%
                                                                  -----------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Cash Reserves(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                    Six Months
                                                                  Ended April 30,
                                                                       1998                     Year Ended October 31,
                                                                    (UNAUDITED)      1997      1996      1995      1994      1993
                                                                  -----------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $1.0000       $1.0000   $1.0000   $1.0000   $1.0001   $1.0001
                                                                  -----------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                               .0247         .0499     .0486     .0529     .0327     .0263
    Net Gains or Losses on Securities                                      --            --        --        --        --     .0002
                                                                  -----------------------------------------------------------------
      Total From Investment Operations                                  .0247         .0499     .0486     .0529     .0327     .0265
                                                                  -----------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                             (.0247)       (.0499)   (.0486)   (.0529)   (.0327)   (.0263)
    Distributions (from net capital gains)                                 --            --        --        --    (.0001)   (.0002)
                                                                  -----------------------------------------------------------------
      Total Distributions                                              (.0247)       (.0499)   (.0486)   (.0529)   (.0328)   (.0265)
                                                                  -----------------------------------------------------------------
Net Asset Value, End of Period                                        $1.0000       $1.0000   $1.0000   $1.0000   $1.0000   $1.0001
                                                                  -----------------------------------------------------------------
Total Return(2)                                                         +2.49%(3)     +5.11%    +4.97%    +5.42%    +3.33%    +2.68%
                                                                  -----------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                           $ 750.9       $ 664.1   $ 482.0   $ 408.9   $ 311.9   $ 273.1
                                                                  -----------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)                      .64%(5)       .63%      .66%      .65%       --        --
                                                                  -----------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(6)                        .63%(5)       .63%      .65%      .65%      .65%      .65%
                                                                  -----------------------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets(6)              5.03%(5)      4.98%     4.86%     5.30%     3.31%     2.63%
                                                                  -----------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Fund(1)
   The following table includes selected data for a share outstanding throughout each period and other performance information derived from the Financial Statements. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                    Six Months
                                                                  Ended April 30,
                                                                       1998                   Year Ended October 31,
                                                                    (UNAUDITED)      1997     1996     1995     1994     1993
                                                                  ------------------------------------------------------------
Net Asset Value, Beginning of Period                                  $10.03        $ 9.99   $10.06   $ 9.88   $10.49   $10.40
                                                                  ------------------------------------------------------------
Income From Investment Operations
    Net Investment Income                                                .31           .63      .60      .62      .56      .58
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                        (.04)          .04     (.07)     .18     (.55)     .14
                                                                  ------------------------------------------------------------
      Total From Investment Operations                                   .27           .67      .53      .80      .01      .72
                                                                  ------------------------------------------------------------
Less Distributions
    Dividends (from net investment income)                              (.31)         (.63)    (.60)    (.62)    (.56)    (.58)
    Distributions (from net capital gains)                                --            --       --       --     (.05)    (.05)
    Distributions (in excess of net capital gains)                        --            --       --       --     (.01)      --
    Tax return of capital                                                 --            --       --       --       --       --
                                                                  ------------------------------------------------------------
      Total Distributions                                               (.31)         (.63)    (.60)    (.62)    (.62)    (.63)
                                                                  ------------------------------------------------------------
Net Asset Value, End of Period                                        $ 9.99        $10.03   $ 9.99   $10.06   $ 9.88   $10.49
                                                                  ------------------------------------------------------------
Total Return(2)                                                        +2.70%(3)     +6.97%   +5.44%   +8.32%   +0.13%   +7.09%
                                                                  ------------------------------------------------------------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                           $293.3        $255.4   $245.7   $307.4   $308.6   $357.3
                                                                  ------------------------------------------------------------
    Ratio of Gross Expenses to Average Net Assets(4)                     .71%(5)       .70%     .71%     .70%      --       --
                                                                  ------------------------------------------------------------
    Ratio of Net Expenses to Average Net Assets(6)                       .70%(5)       .70%     .70%     .70%     .69%     .65%
                                                                  ------------------------------------------------------------
    Ratio of Net Investment Income to Average Net Assets(6)             6.17%(5)      6.34%    6.10%    6.21%    5.53%    5.49%
                                                                  ------------------------------------------------------------
    Portfolio Turnover Rate(7)                                            --            --       --       --       --      114%
                                                                  ------------------------------------------------------------

SEE NOTES TO FINANCIAL HIGHLIGHTS

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          High Yield Bond Fund
   The following table includes selected data for a share outstanding throughout the period and other performance information derived from the Financial Statements. The per share amounts and ratios which are shown reflect income and expenses, including the Fund's proportionate share of its corresponding Portfolio's income and expenses. It should be read in conjunction with its corresponding Portfolio's Financial Statements and notes thereto.

                                                                       Period from
                                                                    March 3, 1998(8)
                                                                      to April 30,
                                                                          1998
                                                                       (UNAUDITED)
                                                                    -----------------
Net Asset Value, Beginning of Period                                         $ 10.00
                                                                               ------
Income From Investment Operations
    Net Investment Income                                                        .11
    Net Gains or Losses on Securities (both realized and
     unrealized)                                                                 .09
                                                                               ------
      Total From Investment Operations                                           .20
                                                                               ------
Less Distributions
    Dividends (from net investment income)                                      (.11)
                                                                               ------
Net Asset Value, End of Period                                               $ 10.09
                                                                               ------
Total Return(2)(3)                                                             +2.00%
                                                                               ------
Ratios/Supplemental Data
    Net Assets, End of Period (in millions)                                  $  12.2
                                                                               ------
    Ratio of Gross Expenses to Average Net Assets(4)(5)                         1.01%
                                                                               ------
    Ratio of Net Expenses to Average Net Assets(5)(9)                           1.00%
                                                                               ------
    Ratio of Net Investment Income to Average Net Assets(5)(9)                  7.07%
                                                                               ------

SEE NOTES TO FINANCIAL HIGHLIGHTS

NOTES TO FINANCIAL HIGHLIGHTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Funds
1) The per share amounts and ratios which are shown reflect income and expenses, including each Fund's proportionate share of its corresponding Portfolio's income and expenses.
2) Total return based on per share net asset value reflects the effects of changes in net asset value on the performance of each Fund during each fiscal period and assumes dividends and other distributions, if any, were reinvested. Results represent past performance and do not guarantee future results. Investment returns and principal may fluctuate and shares when redeemed may be worth more or less than original cost. For each Fund (excluding Government Money), total return would have been lower if N&B Management had not reimbursed certain expenses.
3) Not annualized.
4) For fiscal periods ending after September 1, 1995, the Fund is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.
5) Annualized.
6) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been:

                                     Year Ended October 31,
CASH RESERVES                   1996     1995     1994     1993
----------------------------------------------------------------
Net Expenses                     .67%     .68%     .71%     .76%
                                --------------------------------
Net Investment Income           4.84%    5.27%    3.25%    2.52%
                                --------------------------------

   For the year ended October 31, 1997, and the six months ended April 30, 1998, there was no reimbursement of expenses by N&B Management for Cash Reserves.

                                Six Months Ended
                                   April 30,                 Year Ended October 31,
LIMITED MATURITY                      1998          1997     1996     1995     1994     1993
---------------------------------------------------------------------------------------------
Net Expenses                            .81%         .71%     .71%     .71%     .71%     .73%
                                -------------------------------------------------------------
Net Investment Income                  6.06%        6.33%    6.09%    6.20%    5.51%    5.42%
                                -------------------------------------------------------------

7) Limited Maturity transferred all of its investment securities into its Portfolio on July 2, 1993. After that date the Fund invested only in its corresponding Portfolio, and that Portfolio, rather than the Fund, engaged in securities transactions. Therefore, after that date the Fund did not have a portfolio turnover rate.

   Portfolio turnover rates for periods ending after July 2, 1993, are included in the Financial Highlights of Neuberger&Berman Limited Maturity Bond Portfolio, which appear elsewhere in this report.
8) The date investment operations commenced.
9) After reimbursement of expenses by N&B Management as described in Note B of Notes to Financial Statements. Had N&B Management not undertaken such action the annualized ratios of net expenses and net investment income to average daily net assets would have been higher and lower, respectively.

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
          Government Money Portfolio

   Principal                                                                          Annualized
    Amount                                                                           Yield at Date      Value(1)
(000's omitted)                                                                       of Purchase    (000's omitted)
---------------                                                                      -------------   ---------------
                  U.S. TREASURY SECURITIES -- BACKED BY THE FULL FAITH AND CREDIT
                  OF THE U.S. GOVERNMENT (99.1%)
    $35,325       U.S. Treasury Notes, 9.00%, due 5/15/98                            5.25-5.27%         $ 35,374
     10,000       U.S. Treasury Notes, 6.125%, due 5/15/98                              5.35%             10,003
     49,210       U.S. Treasury Bills, due 5/28/98                                   4.97-5.36%           49,025
     12,135       U.S. Treasury Bills, due 6/4/98                                       5.31%             12,076
      4,615       U.S. Treasury Bills, due 6/11/98                                      5.37%              4,588
     15,800       U.S. Treasury Bills, due 6/25/98                                   5.30-5.31%           15,676
      5,000       U.S. Treasury Notes, 6.25%, due 6/30/98                               5.53%              5,006
     20,000       U.S. Treasury Notes, 5.125%, due 6/30/98                              5.27%             19,993
     12,750       U.S. Treasury Notes, 8.25%, due 7/15/98                               5.29%             12,825
     37,860       U.S. Treasury Bills, due 7/23/98                                      5.07%             37,429
        330       U.S. Treasury Bills, due 7/30/98                                      5.03%                326
     30,795       U.S. Treasury Notes, 6.25%, due 7/31/98                            5.22-5.32%           30,864
      3,250       U.S. Treasury Notes, 5.25%, due 7/31/98                               5.32%              3,249
     13,730       U.S. Treasury Bills, due 8/13/98                                      5.14%             13,532
     57,995       U.S. Treasury Bills, due 8/20/98                                   5.11-5.26%           57,104
      1,170       U.S. Treasury Bills, due 8/27/98                                      5.10%              1,151
     18,320       U.S. Treasury Notes, 6.125%, due 8/31/98                           5.32-5.41%           18,363
     45,000       U.S. Treasury Notes, 4.75%, due 8/31/98                            5.33-5.34%           44,908
      4,430       U.S. Treasury Bills, due 9/3/98                                       5.23%              4,352
     22,120       U.S. Treasury Notes, 6.00%, due 9/30/98                               5.44%             22,170
     15,000       U.S. Treasury Notes, 4.75%, due 9/30/98                               5.41%             14,960
      1,260       U.S. Treasury Bills, due 10/22/98                                     5.26%              1,229
      8,950       U.S. Treasury Notes, 5.125%, due 11/30/98                          5.41-5.48%            8,933
                                                                                                     ---------------
                  TOTAL U.S. TREASURY SECURITIES                                                         423,136
                  Cash, receivables and other assets, less liabilities (0.9%)                              3,843
                                                                                                     ---------------
                  TOTAL NET ASSETS (100.0%)                                                             $426,979
                                                                                                     ---------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
          Cash Reserves Portfolio

   Principal
    Amount                                                                                          Rating            Value(1)
(000's omitted)                                                                                Moody's     S&P     (000's omitted)
---------------                                                                                -------   -------   ---------------
                  BANKERS' ACCEPTANCES (1.6%)
    $ 7,000       First National Bank of Chicago, 5.58%, due 5/5/98                             P-1        A-1        $  6,995
      5,000       Deutsche Bank, 5.60%, due 5/18/98                                             P-1       A-1+           4,987
                                                                                                                   ---------------
                  TOTAL BANKERS' ACCEPTANCES                                                                            11,982
                                                                                                                   ---------------
                  ASSET-BACKED COMMERCIAL PAPER (8.6%)
     15,000       Corporate Asset Funding Co., Inc., 5.42%, due 5/8/98                          P-1       A-1+          14,984
     15,000       Ciesco, L.P., 5.50%, due 6/4/98                                               P-1       A-1+          14,922
      6,000       Corporate Receivables Corp., 5.50%, due 6/10/98                               P-1       A-1+           5,964
     19,000       Asset Securitization Cooperative Corp., 5.44%-5.51%, due 5/8/98-6/18/98       P-1       A-1+          18,907
      9,681       Enterprise Funding Corp., 5.51% & 5.52%, due 5/28/98 & 6/19/98                P-1       A-1+           9,617
                                                                                                                   ---------------
                  TOTAL ASSET-BACKED COMMERCIAL PAPER                                                                   64,394
                                                                                                                   ---------------
                  CORPORATE COMMERCIAL PAPER (65.9%)
      6,800       Anheuser-Busch Cos., Inc., 5.50%, due 5/1/98                                  P-1        A-1           6,800
     10,000       BP America, Inc., 5.53%, due 5/1/98                                           P-1       A-1+          10,000
      4,905       Hershey Foods Corp., 5.42%, due 5/1/98                                        P-1        A-1           4,905
      9,500       Export Development Corp., 5.50%, due 5/6/98                                   P-1       A-1+           9,493
     10,000       Nestle Capital Corp., 5.51%, due 5/7/98                                       P-1       A-1+           9,991
      3,040       BellSouth Telecommunications, Inc., 5.49%, due 5/8/98                         P-1       A-1+           3,037
     10,000       Consolidated Natural Gas Co., 5.50%, due 5/8/98                               P-1       A-1+           9,989
     10,000       Sara Lee Corp., 5.50%, due 5/11/98                                            P-1       A-1+           9,985
      4,000       Daimler-Benz North America Corp., 5.46%, due 5/12/98                          P-1        A-1           3,993
     22,365       PPG Industries, Inc., 5.50%, due 5/11/98 & 5/12/98                            P-1        A-1          22,328
      6,000       SBC Communications Inc., 5.47%, due 5/22/98                                   P-1       A-1+           5,981
     20,000       Caisse d'Amortissement de la Dette Sociale, 5.61%, due 5/26/98                P-1       A-1+          19,922
      7,650       MetLife Funding, Inc., 5.52%, due 5/26/98                                     P-1       A-1+           7,621
     10,400       Motorola Credit Corp., 5.49%, due 5/26/98                                     P-1       A-1+          10,360

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

   Principal
    Amount                                                                                          Rating            Value(1)
(000's omitted)                                                                                Moody's     S&P     (000's omitted)
---------------                                                                                -------   -------   ---------------
    $15,000       Ameritech Capital Funding Corp., 5.38% & 5.41%, due 5/8/98 & 6/10/98          P-1       A-1+        $ 14,960
     19,747       Bell Atlantic Financial Services, Inc., 5.48% & 5.51%, due 5/19/98 &
                  6/12/98                                                                       P-1        A-1          19,674
     15,000       National Australia Funding Delaware Inc., 5.36% & 5.50%, due 5/4/98 &
                  6/12/98                                                                       P-1       A-1+          14,935
      7,000       Westpac Capital Corp., 5.40%, due 6/12/98                                     P-1       A-1+           6,956
      5,000       Electricite de France, 5.46%, due 7/2/98                                      P-1       A-1+           4,953
     15,000       Ford Motor Credit Co., 5.45%, due 7/2/98                                      P-1        A-1          14,859
      5,000       Atlantic Richfield Co., 5.47%, due 7/6/98                                     P-1        A-1           4,950
     25,000       American Express Credit Corp., 5.45% & 5.51%, due 5/6/98 & 7/8/98             P-1        A-1          24,886
     14,500       Swedish Export Credit Corp., 5.46%, due 7/13/98                               P-1       A-1+          14,339
     30,065       Goldman Sachs Group, L.P., 5.43%-5.56%, due 5/8/98-7/14/98                    P-1       A-1+          29,865
      2,000       USAA Capital Corp., 5.40%, due 7/14/98                                        P-1       A-1+           1,978
      5,000       J.P. Morgan & Co., Inc., 5.30%, due 7/15/98                                   P-1       A-1+           4,945
     31,700       Pitney Bowes Credit Corp., 5.46%-5.47%, due 6/19/98-7/15/98                   P-1       A-1+          31,403
     15,000       Amoco Co., 5.40%, due 7/17/98                                                 P-1       A-1+          14,827
     15,000       du Pont (E.I.) de Nemours & Co., 5.46% & 5.52%, due 5/6/98 & 7/20/98          P-1       A-1+          14,875
     39,000       Eksportfinans ASA, 5.45%-5.50%, due 6/12/98-7/22/98                           P-1       A-1+          38,628
     10,000       Minnesota Mining & Manufacturing Co., 5.44%, due 7/22/98                      P-1       A-1+           9,876
     27,000       Merrill Lynch & Co., Inc., 5.50%, due 6/15/98 & 7/31/98                       P-1       A-1+          26,674
     17,000       ANZ (Delaware) Inc., 5.46% & 5.47%, due 6/26/98 & 8/6/98                      P-1       A-1+          16,793

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

   Principal
    Amount                                                                                          Rating            Value(1)
(000's omitted)                                                                                Moody's     S&P     (000's omitted)
---------------                                                                                -------   -------   ---------------
    $27,000       General Electric Capital Corp., 5.44%-5.62%, due 5/20/98-9/2/98               P-1       A-1+        $ 26,689
     24,000       Prudential Funding Corp., 5.38%-5.53%, due 5/1/98-9/22/98                     P-1        A-1          23,840
                                                                                                                   ---------------
                  TOTAL CORPORATE COMMERCIAL PAPER                                                                     495,310
                                                                                                                   ---------------
                  CERTIFICATES OF DEPOSIT (15.0%)
     10,000       Bank of Montreal, Yankee C.D., 5.52%, due 5/6/98                              P-1       A-1+          10,000
     10,000       Societe Generale, Yankee C.D., 5.73%, due 5/11/98                             P-1       A-1+          10,000
      2,000       Swiss Bank Corp., Yankee C.D., 6.05%, due 5/22/98                             P-1       A-1+           2,000
     10,000       Banque Nationale de Paris, Eurodollar C.D., 5.52%, due 5/26/98                P-1        A-1          10,000
      2,000       Landesbank Hessen-Thueringen Girozentrale, Yankee C.D., 6.03%, due 6/12/98    P-1       A-1+           2,001
     10,000       Toronto Dominion Bank, Eurodollar C.D., 5.57%, due 6/15/98                    P-1       A-1+          10,000
     15,000       Bayerische Vereinsbank AG, Eurodollar C.D., 5.80%, due 6/18/98                P-1       A-1+          15,007
     20,000       ABN AMRO Bank NV, Yankee C.D., 5.68%, due 7/2/98                              P-1       A-1+          20,005
      6,000       Deutsche Bank, Yankee C.D., 5.62%, due 7/6/98                                 P-1       A-1+           6,000
     10,000       Abbey National Treasury Services PLC, Eurodollar C.D., 5.59%, due 10/22/98    P-1       A-1+          10,000
     17,500       Rabobank Nederland, Yankee C.D., 5.69% & 5.70%, due 4/16/99 & 4/20/99         P-1       A-1+          17,492
                                                                                                                   ---------------
                  TOTAL CERTIFICATES OF DEPOSIT                                                                        112,505
                                                                                                                   ---------------
                  CORPORATE DEBT SECURITIES (3.3%)
     15,000       Morgan Stanley Group Inc., Senior Variable Rate Medium-Term Notes, Ser. C,
                  5.575%, due 5/18/98                                                           P-1        A-1          15,000
     10,000       Morgan Guaranty Trust Co., Bank Notes, 5.93%, due 8/31/98                     P-1       A-1+          10,003
                                                                                                                   ---------------
                  TOTAL CORPORATE DEBT SECURITIES                                                                       25,003
                                                                                                                   ---------------

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------

          Cash Reserves Portfolio (Cont'd)

   Principal
    Amount                                                                                          Rating            Value(1)
(000's omitted)                                                                                Moody's     S&P     (000's omitted)
---------------                                                                                -------   -------   ---------------
                  TIME DEPOSITS (1.3%)
    $10,000       Den Danske Bank, 5.50%, due 5/1/98                                            P-1        A-1        $ 10,000
                                                                                                                   ---------------
                  FUNDING AGREEMENTS (4.0%)
     30,000       Travelers Insurance Co., Variable Rate Funding Agreement, 5.7075%, expiring
                  3/16/99                                                                       P-1       A-1+          30,000
                                                                                                                   ---------------
                  TOTAL INVESTMENTS (99.7%)                                                                            749,194
                  Cash, receivables and other assets, less liabilities (0.3%)                                            2,198
                                                                                                                   ---------------
                  TOTAL NET ASSETS (100.0%)                                                                           $751,392
                                                                                                                   ---------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman                                      April 30, 1998 (Unaudited)

--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

   Principal
    Amount                                                                                       Rating            Value(2)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
                  U.S. TREASURY SECURITIES (3.9%)
    $1,785        U.S. Treasury Notes, 5.875%, due 2/15/00                                   TSY        TSY        $  1,794
     2,220        U.S. Treasury Notes, 6.75%, due 4/30/00                                    TSY        TSY           2,268
     7,980        U.S. Treasury Notes, 5.75%, due 11/15/00                                   TSY        TSY           8,006
     1,625        U.S. Treasury Inflation-Indexed Notes, 3.375%, due 1/15/07                 TSY        TSY           1,573
                                                                                                                ---------------
                  TOTAL U.S. TREASURY SECURITIES (COST $13,658)                                                      13,641
                                                                                                                ---------------
                  U.S. GOVERNMENT AGENCY SECURITIES (4.5%)
     7,430        Federal Home Loan Bank, Discount Notes, 5.43%, due 5/1/98                  AGY        AGY           7,429
     2,000        Federal Home Loan Bank, Discount Notes, 5.40%, due 5/8/98                  AGY        AGY           1,998
     6,180        SLM Holding Co., Medium-Term Notes, 6.38%, due 12/11/01                    AGY        AGY           6,181
                                                                                                                ---------------
                  TOTAL U.S. GOVERNMENT AGENCY SECURITIES
                  (COST $15,618)                                                                                     15,608
                                                                                                                ---------------
                  MORTGAGE-BACKED SECURITIES (5.7%)
FANNIE MAE
         1        Balloon Pass-Through Certificates, 9.00%, due 8/1/98                       AGY        AGY               1
       187        Balloon Pass-Through Certificates, 8.50%, due 10/1/98-11/1/98              AGY        AGY             193
     1,756        Balloon Pass-Through Certificates, 7.00%, due 8/1/03                       AGY        AGY           1,780
       272        REMIC Floating Rate CMO, Ser. 1992-59F, 6.0875%, due 8/25/06               AGY        AGY             272
     6,914        Pass-Through Certificates, 7.00%, due 9/1/03 & 6/1/11                      AGY        AGY           7,084
     6,220        Pass-Through Certificates, 6.50%, due 4/1/13                               AGY        AGY           6,241

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(2)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
FREDDIE MAC
    $  380        Gold Balloon Mortgage Participation Certificates, 6.50%, due 9/1/98 &
                  9/1/99                                                                     AGY        AGY        $    382
        91        Mortgage Participation Certificates, 10.50%, due 10/1/00 & 12/1/00         AGY        AGY              95
       331        Mortgage Participation Certificates, 8.50%, due 10/1/01                    AGY        AGY             340
       198        ARM Certificates, 7.00%, due 1/1/17                                        AGY        AGY             201
GOVERNMENT NATIONAL MORTGAGE ASSOCIATION
       810        Pass-Through Certificates, 7.50%, due 10/15/09-10/15/10                    AGY        AGY             836
     1,996        Pass-Through Certificates, 7.00%, due 4/15/11                              AGY        AGY           2,041
       139        Pass-Through Certificates, 12.00%, due 5/15/12-3/15/15                     AGY        AGY             160
                                                                                                                ---------------
                  TOTAL MORTGAGE-BACKED SECURITIES
                  (COST $19,305)                                                                                     19,626
                                                                                                                ---------------
                  ASSET-BACKED SECURITIES (16.9%)
       871        Chase Manhattan Grantor Trust, Automobile Loan Pass-Through
                  Certificates, Ser. 1997-A, Class A-2, 5.95%, due 10/15/99                  Aaa        AAA             871
     5,710        PNC Student Loan Trust I, Ser. 1997-2, Class A-2, 6.138%, due 1/25/00      Aaa        AAA           5,739
       370        Premier Auto Trust, Ser. 1997-1, Class A-2, 5.90%, due 4/6/00              Aaa        AAA             370
       401        Ford Credit Grantor Trust, Ser. 1995-A, Class A, 5.90%, due 5/15/00        Aaa        AAA             402
     3,820        Chase Manhattan Auto Owner Trust, Ser. 1996-C, Class A-3, 5.95%, due
                  11/15/00                                                                   Aaa        AAA           3,825
     4,949        Money Store Auto Grantor Trust, Ser. 1997-2, Class A-1, 6.17%, due
                  3/20/01                                                                    Aaa        AAA           4,961
       773        Chase Manhattan Grantor Trust, Automobile Loan Pass-Through
                  Certificates, Ser. 1995-A, 6.00%, due 9/17/01                              Aaa        AAA             774

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(2)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
    $3,594        Banc One Auto Grantor Trust, Ser. 1996-B, Class A, 6.55%, due 2/15/03      Aaa        AAA        $  3,618
     6,500        Ford Credit Auto Loan Master Trust, Auto Loan Certificates, Ser.
                  1996-1, 5.50%, due 2/15/03                                                 Aaa        AAA           6,440
       348        Honda Auto Receivables Grantor Trust, Ser. 1997-A, Class A, 5.85%, due
                  2/15/03                                                                    Aaa        AAA             348
     5,600        Chase Credit Card Master Trust, Ser. 1997-2, Class A, 6.30%, due
                  4/15/03                                                                    Aaa        AAA           5,663
     2,445        Navistar Financial Owner Trust, Ser. 1996-B, Class A-3, 6.33%, due
                  4/21/03                                                                    Aaa        AAA           2,463
     5,330        World Omni Automobile Lease Securitization Trust, Ser. 1997-A, Class
                  A-3, 6.85%, due 6/25/03                                                    Aaa        AAA           5,402
     2,992        Chevy Chase Auto Receivables Trust, Ser. 1996-2, Class A, 5.90%, due
                  7/15/03                                                                    Aaa        AAA           2,992
     5,000        Standard Credit Card Master Trust I, Credit Card Participation
                  Certificates, Ser. 1994-4, Class A, 8.25%, due 11/7/03                     Aaa        AAA           5,329
     4,923        ContiMortgage Net Interest Margin Notes, Ser. 1998-A, Class A, 7.92%,
                  due 3/16/28                                                              BBB+(3)                    4,910(4)
     4,244        IMC Excess Cashflow Trust, Ser. 1997-A, 7.41%, due 11/26/28              BBB(3)                     4,228(4)
                                                                                                                ---------------
                  TOTAL ASSET-BACKED SECURITIES (COST $58,338)                                                       58,335
                                                                                                                ---------------
                  BANKS & FINANCIAL INSTITUTIONS (25.2%)
     2,500        Merrill Lynch & Co., Inc., Medium-Term Notes, Ser. B, 6.64%, due
                  4/9/99                                                                     Aa3        AA-           2,514
     5,250        Household Finance Corp., Medium-Term Notes, 6.62%, due 5/28/99             A2          A            5,274
     5,240        Merrill Lynch & Co., Inc., Medium-Term Notes, Ser. B, 6.28%, due
                  6/25/99                                                                    Aa3        AA-           5,253
     4,850        Chase Manhattan Bank USA, Senior Global Bank Notes, 5.875%, due 8/4/99     Aa2        AA-           4,844
     2,500        Associates Corp. of North America, Senior Notes, 6.375%, due 8/15/99       Aa3        AA-           2,515

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(2)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
    $5,180        CIT Group Holdings, Inc., Medium-Term Notes, 6.25%, due 10/25/99           Aa3        A+         $  5,192
     3,940        First National Bank of Commerce, Senior Bank Notes, 6.50%, due 1/14/00     A2         A-            3,966
     3,980        HomeSide Lending, Inc., Notes, 6.875%, due 5/15/00                         A1         A+            4,029
     5,000        Salomon Smith Barney Holdings Inc., Notes, 7.00%, due 5/15/00              A2          A            5,093
     1,300        Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E, 7.08%, due
                  5/22/00                                                                   Baa1         A            1,324
     1,800        International Lease Finance Corp., Notes, 6.625%, due 6/1/00               A1         A+            1,822
     5,400        Comdisco, Inc., Notes, 6.50%, due 6/15/00                                 Baa1       BBB+           5,438
     3,150        Countrywide Funding Corp., Medium-Term Notes, Ser. A, 7.31%, due
                  8/28/00                                                                    A3          A            3,226
     7,090        Associates Pass-Through Asset Trust, Ser. 1997-1, 6.45%, due 9/15/00       Aa3        AA-           7,146(4)
     5,000        Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E, 6.89%, due
                  10/10/00                                                                  Baa1         A            5,087
     1,725        Lehman Brothers Holdings Inc., Medium-Term Notes, Ser. E, 6.65%, due
                  11/8/00                                                                   Baa1         A            1,746
     3,000        Aristar, Inc., Senior Notes, 6.125%, due 12/1/00                           A3         A-            3,002
     2,000        NationsBank Corp., Senior Medium-Term Notes, Ser. E, 5.70%, due 2/9/01     Aa3        A+            1,979
     6,600        Capital One Bank, Bank Notes, 5.95%, due 2/15/01                          Baa3       BBB-           6,531
     4,430        Morgan Stanley, Dean Witter, Discover & Co., Global Medium-Term Notes,
                  Ser. C, 6.09%, due 3/9/01                                                  A1         A+            4,422

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(2)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
    $3,610        Riggs National Corp., Subordinated Notes, 8.50%, due 2/1/06              Ba1(5)     BB-(5)       $  3,813
     2,400        Riggs National Corp., Subordinated Debentures, 9.65%, due 6/15/09        Ba1(5)     BB-(5)          2,859
                                                                                                                ---------------
                  TOTAL BANKS & FINANCIAL INSTITUTIONS
                  (COST $86,706)                                                                                     87,075
                                                                                                                ---------------
                  CORPORATE DEBT SECURITIES (37.7%)
     2,000        AT&T Capital Corp., Medium-Term Notes, Ser. 1997-4, 6.92%, due 4/29/99    Baa3        BBB           2,014
     1,900        American Standard Inc., Senior Notes, 10.875%, due 5/15/99                 Ba3        BB-           1,990
     7,000        Lockheed Martin Corp., Notes, 6.55%, due 5/15/99                           A3        BBB+           7,031
     5,200        Williams Holdings of Delaware, Inc., Medium-Term Notes, Ser. A, 6.40%,
                  due 6/17/99                                                               Baa2       BBB-           5,216
     2,710        Arkla, Inc., Notes, 8.875%, due 7/15/99                                   Baa1        BBB           2,791
     4,680        Time Warner Pass-Through Asset Trust, Ser. 1997-2, 4.90%, due 7/29/99      Ba1       BBB-           4,607(4)
     1,000        General Motors Acceptance Corp., Medium-Term Notes, 6.15%, due 9/20/99     A2          A            1,003
     4,800        Norfolk Southern Corp., Notes, 6.70%, due 5/1/00                          Baa1       BBB+           4,854
     5,490        Sears Roebuck Acceptance Corp., Medium-Term Notes, Ser. IV, 6.23%, due
                  7/12/00                                                                    A2         A-            5,503
     2,000        Ford Motor Credit Co., Medium-Term Notes, 6.84%, due 8/16/00               A1          A            2,034
     3,220        MedPartners, Inc., Senior Subordinated Notes, 6.875%, due 9/1/00           Ba3        BB-           3,102
     2,000        American General Finance Corp., Senior Notes, 6.125%, due 9/15/00          A2         A+            2,008
     2,510        Chesapeake Corp., Notes, 10.375%, due 10/1/00                             Baa3        BBB           2,737
     1,730        BHP Finance (USA) Ltd., Guaranteed Notes, 5.625%, due 11/1/00              A2          A            1,706
     5,590        IKON Capital, Inc., Medium-Term Notes, Ser. C, 6.33%, due 12/8/00          A3         A-            5,603

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(2)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
    $2,300        General Electric Capital Corp., Global Medium-Term Notes, Ser. A,
                  5.52%, due 1/15/01                                                         Aaa        AAA        $  2,276
       500        Congoleum Corp., Senior Notes, 9.00%, due 2/1/01                           B1         BB-             505
     2,320        Fort James Corp., Notes, 6.234%, due 3/15/01                              Baa3       BBB-           2,313
     3,470        Revlon Worldwide Corp., Senior Secured Notes, Ser. B, Zero-Coupon,
                  Yielding 10.75% & 10.959%, due 3/15/01                                     B3         B-            2,672
     2,290        Colonial Realty Limited Partnership, Senior Notes, 7.50%, due 7/15/01     Baa3       BBB-           2,365
     4,160        Tyco International Ltd., Notes, 6.50%, due 11/1/01                         A3         A-            4,199
     2,965        ICI Wilmington Inc., Guaranteed Notes, 7.50%, due 1/15/02                 Baa1        A-            3,094
     2,835        Black & Decker Corp., Medium-Term Notes, Ser. A, 8.90%, due 1/21/02       Baa2       BBB-           3,066
       900        Ford Motor Credit Co., Global Bonds, 6.50%, due 2/28/02                    A1          A              910
     2,280        Fort James Corp., Senior Notes, 6.50%, due 9/15/02                        Baa3       BBB-           2,266
     1,000        Safeway Inc., Medium-Term Notes, 8.57%, due 4/1/03                        Baa2        BBB           1,088
     3,360        Stewart Enterprises, Inc., Notes, 6.40%, due 5/1/03                       Baa3        BBB           3,339
        60        Core-Mark International, Inc., Senior Subordinated Notes, 11.375%, due
                  9/15/03                                                                    B3          B               64
       705        Loomis Fargo & Co., Senior Subordinated Notes, 10.00%, due 1/15/04         B3          B              712
       175        Playtex Products, Inc., Senior Notes, Ser. B, 8.875%, due 7/15/04          B1         B+              181
       660        EOP Operating Limited Partnership, Notes, 6.625%, due 2/15/05             Baa1        BBB             655(4)
       495        Earle M. Jorgensen Co., Senior Notes, 9.50%, due 4/1/05                    B3         B-              495(4)
       190        ICN Pharmaceuticals, Inc., Senior Notes, Ser. B, 9.25%, due 8/15/05        B1         BB              201

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(2)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
    $1,300        Burlington Industries, Inc., Notes, 7.25%, due 9/15/05                    Baa3       BBB-        $  1,308
     4,200        Heritage Media Corp., Senior Subordinated Notes, 8.75%, due 2/15/06        B1         BB+           4,489
     4,320        Mark IV Industries, Inc., Senior Subordinated Notes, 7.75%, due 4/1/06   Ba2(6)     BB+(6)          4,396
       460        Premier Parks Inc., Senior Notes, 9.25%, due 4/1/06                        B3         B-              466
       400        Printpack, Inc., Senior Subordinated Notes, Ser. B, 10.625%, due
                  8/15/06                                                                    B3         B+              434
     2,825        Time Warner Inc., Notes, 8.11%, due 8/15/06                                Ba1       BBB-           3,079
       400        Commonwealth Aluminum Corp., Senior Subordinated Notes, 10.75%, due
                  10/1/06                                                                    B2         B-              430
     2,235        MedPartners, Inc., Senior Notes, 7.375%, due 10/1/06                      Baa3        BBB           2,024
       500        Motors and Gears, Inc., Senior Notes, Ser. B, 10.75%, due 11/15/06         B3          B              544
       680        Newport News Shipbuilding Inc., Senior Subordinated Notes, 9.25%, due
                  12/1/06                                                                    B1         B+              716
        60        Safelite Glass Corp., Senior Subordinated Notes, 9.875%, due 12/15/06      B3          B               64(4)
       917        AMTROL Inc., Senior Subordinated Notes, 10.625%, due 12/31/06              B3         B-              947
     1,275        Pen-Tab Industries, Inc., Senior Subordinated Notes, Ser. B, 10.875%,
                  due 2/1/07                                                                 B3         B-            1,265
     1,050        Fonda Group, Inc., Senior Subordinated Notes, Ser. B, 9.50%, due
                  3/1/07                                                                     B3         B-            1,029
     1,250        GFSI Inc., Senior Subordinated Notes, 9.625%, due 3/1/07                   B3         B-            1,320
       300        French Fragrances, Inc., Senior Notes, Ser. B, 10.375%, due 5/15/07        B2         B+              321
     2,410        Owens-Illinois, Inc., Senior Debentures, 8.10%, due 5/15/07              Ba1(7)     BB+(7)          2,546

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(2)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
    $  405        AmeriServe Food Distribution, Inc., Senior Subordinated Notes,
                  10.125%, due 7/15/07                                                       B3         B-         $    437
       250        Safety Components International, Inc., Senior Subordinated Notes,
                  10.125%, due 7/15/07                                                       B3         B-              261
       880        HydroChem Industrial Services, Inc., Senior Subordinated Notes, Ser.
                  B, 10.375%, due 8/1/07                                                     B3         B-              922
     4,960        Interpool, Inc., Notes, 7.20%, due 8/1/07                                  Ba1       BBB-           4,960
       190        Insilco Corp., Senior Subordinated Notes, 10.25%, due 8/15/07              B3         B+              199
       520        NBTY, Inc., Senior Subordinated Notes, Ser. B, 8.625%, due 9/15/07         B1         B+              534
     2,360        UPM-Kymmene Corp., Notes, 6.875%, due 11/26/07                            Baa1       BBB+           2,361(4)
     2,490        IDEX Corp., Senior Notes, 6.875%, due 2/15/08                              Ba1       BBB-           2,451
     1,585        Central Maine Power & Co., General and Refunding Mortgage Bonds, Ser.
                  Q, 7.05%, due 3/1/08                                                      Baa3        BB+           1,561
     1,000        Thiokol Corp., Senior Notes, 6.625%, due 3/1/08                           Baa3        BBB             991
     4,840        Beckman Coulter, Inc., Senior Notes, 7.45%, due 3/4/08                   Ba1(7)     BB+(7)          4,851(4)
       160        APCOA, Inc., Senior Subordinated Notes, 9.25%, due 3/15/08                Caa1        B-              160(4)
       610        IMPAC Group, Inc., Senior Subordinated Notes, 10.125%, due 3/15/08         B3         B-              618(4)
       470        Trans-Resources, Inc., Senior Notes, 10.75%, due 3/15/08                   B3         B-              482(4)
       300        Columbus McKinnon Corp., Senior Subordinated Notes, 8.50%, due 4/1/08      B2          B              299(4)
       160        Great Central Mines Ltd., Senior Notes, 8.875%, due 4/1/08                 Ba2        BB              161(4)
       285        Morris Material Handling, Inc., Senior Notes, 9.50%, due 4/1/08            B2          B              280(4)

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          Limited Maturity Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                       Rating            Value(2)
(000's omitted)                                                                            Moody's      S&P     (000's omitted)
---------------                                                                           ---------  ---------  ---------------
    $  210        PharMerica, Inc., Senior Subordinated Notes, 8.375%, due 4/1/08            B2          B         $    209(4)
       520        KinderCare Learning Centers, Inc., Senior Subordinated Notes, Ser. B,
                  9.50%, due 2/15/09                                                         B3         B-              532
                                                                                                                ---------------
                  TOTAL CORPORATE DEBT SECURITIES (COST $129,825)                                                   130,247
                                                                                                                ---------------
                  FOREIGN GOVERNMENT SECURITIES(8) (2.8%)
 NZD 5,160        New Zealand, 6.50%, due 2/15/00                                            Aaa        AAA           2,806
 SEK 53,100       Kingdom of Sweden, 5.50%, due 4/12/02                                      Aa1                      6,969
                                                                                                                ---------------
                  TOTAL FOREIGN GOVERNMENT SECURITIES
                  (COST $9,978)                                                                                       9,775
                                                                                                                ---------------
                  CORPORATE COMMERCIAL PAPER (1.9%)
    $1,500        Procter & Gamble Co., 5.37%, due 6/8/98                                    P-1       A-1+           1,491
     5,000        MetLife Funding, Inc., 5.48%, due 6/18/98                                  P-1       A-1+           4,964(9)
                                                                                                                ---------------
                  TOTAL CORPORATE COMMERCIAL PAPER
                  (COST $6,455)                                                                                       6,455
                                                                                                                ---------------
                  TOTAL INVESTMENTS (98.6%) (COST $339,883)                                                         340,762(10)
                  Cash, receivables and other assets, less liabilities (1.4%)                                         4,781
                                                                                                                ---------------
                  TOTAL NET ASSETS (100.0%)                                                                        $345,543
                                                                                                                ---------------

SEE NOTES TO SCHEDULE OF INVESTMENTS

SCHEDULE OF INVESTMENTS
Neuberger&Berman
--------------------------------------------------------------------------------
          High Yield Bond Portfolio

   Principal
    Amount                                                                                      Rating           Value(2)
(000's omitted)                                                                           Moody's     S&P     (000's omitted)
---------------                                                                           --------  --------  ---------------
                  U.S. GOVERNMENT AGENCY SECURITIES (28.1%)
    $$3,385       Federal Home Loan Bank, Discount Notes, 5.43%, due 5/1/98  (COST
                  $3,385)                                                                   AGY       AGY         $ 3,384
                                                                                                                  -------
                  CORPORATE DEBT SECURITIES (78.4%)
        70        Congoleum Corp., Senior Notes, 9.00%, due 2/1/01                          B1        BB-              71
        80        Revlon Worldwide Corp., Senior Secured Notes, Ser. B, Zero-Coupon,
                  Yielding 9.237%, due 3/15/01                                              B3         B-              62
       150        Stone Container Corp., Senior Subordinated Debentures, 12.25%, due
                  4/1/02                                                                    B3         B-             155
        60        Core-Mark International, Inc., Senior Subordinated Notes, 11.375%, due
                  9/15/03                                                                   B3         B               64
        60        Loomis Fargo & Co., Senior Subordinated Notes, 10.00%, due 1/15/04        B3         B               61
        60        Playtex Products, Inc., Senior Notes, Ser. B, 8.875%, due 7/15/04         B1         B+              62
       150        Earle M. Jorgensen Co., Senior Notes, 9.50%, due 4/1/05                   B3         B-             150(4)
       250        MTS, INC., Senior Subordinated Notes, 9.375%, due 5/1/05                  B2         B              250(4)
       300        R.A.B. Enterprises, Inc., Senior Notes, 10.50%, due 5/1/05                B3         B-             302(4)
        70        ICN Pharmaceuticals, Inc., Senior Notes, Ser. B, 9.25%, due 8/15/05       B1         BB              74
       150        Burlington Industries, Inc., Notes, 7.25%, due 9/15/05                   Baa3       BBB-            151
       150        Mark IV Industries, Inc., Senior Subordinated Notes, 7.75%, due 4/1/06   Ba2(6)    BB+(6)           153
        60        Printpack, Inc., Senior Subordinated Notes, Ser. B, 10.625%, due
                  8/15/06                                                                   B3         B+              65
        70        Commonwealth Aluminum Corp., Senior Subordinated Notes, 10.75%, due
                  10/1/06                                                                   B2         B-              75
       330        Evenflo & Spalding Holdings Corp., Senior Subordinated Notes, Ser. B,
                  10.375%, due 10/1/06                                                     Caa2       CCC             275

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                      Rating           Value(2)
(000's omitted)                                                                           Moody's     S&P     (000's omitted)
---------------                                                                           --------  --------  ---------------
    $   60        Motors and Gears, Inc., Senior Notes, Ser. B, 10.75%, due 11/15/06        B3         B          $    65
       150        Newport News Shipbuilding Inc., Senior Subordinated Notes, 9.25%, due
                  12/1/06                                                                   B1         B+             158
        60        Pen-Tab Industries, Inc., Senior Subordinated Notes, Ser. B, 10.875%,
                  due 2/1/07                                                                B3         B-              59
        60        Fonda Group, Inc., Senior Subordinated Notes, Ser. B, 9.50%, due
                  3/1/07                                                                    B3         B-              59
        60        GFSI Inc., Senior Subordinated Notes, 9.625%, due 3/1/07                  B3         B-              63
        60        French Fragrances, Inc., Senior Notes, Ser. B, 10.375%, due 5/15/07       B2         B+              64
       120        Windy Hill Pet Food Co., Inc., Senior Subordinated Notes, 9.75%, due
                  5/15/07                                                                   B3         B-             127
        85        Hedstrom Corp., Senior Subordinated Notes, 10.00%, due 6/1/07             B3         B-              87
       150        Polymer Group, Inc., Senior Subordinated Notes, 9.00%, due 7/1/07         B2         B              155
        60        AmeriServe Food Distribution, Inc., Senior Subordinated Notes,
                  10.125%, due 7/15/07                                                      B3         B-              65
        60        Safety Components International, Inc., Senior Subordinated Notes,
                  10.125%, due 7/15/07                                                      B3         B-              63
        60        HydroChem Industrial Services, Inc., Senior Subordinated Notes, Ser.
                  B, 10.375%, due 8/1/07                                                    B3         B-              63
       150        SC International Services, Inc., Senior Subordinated Notes, Ser. B,
                  9.25%, due 9/1/07                                                         B2         B              156
        60        NBTY, Inc., Senior Subordinated Notes, Ser. B, 8.625%, due 9/15/07        B1         B+              62
        85        K & F Industries, Inc., Senior Subordinated Notes, 9.25%, due 10/15/07    B3         B-              88
        60        United Defense, L.P., Senior Subordinated Notes, 8.75%, due 11/15/07      B3         B-              61
        60        IDEX Corp., Senior Notes, 6.875%, due 2/15/08                             Ba1       BBB-             59

SCHEDULE OF INVESTMENTS
Neuberger&Berman

--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                      Rating           Value(2)
(000's omitted)                                                                           Moody's     S&P     (000's omitted)
---------------                                                                           --------  --------  ---------------
    $  185        Universal Compression, Inc., Senior Step Up Notes, Yielding 9.929%,
                  due 2/15/08                                                               B2         B          $   115(4)
        60        Beckman Coulter, Inc., Senior Notes, 7.45%, due 3/4/08                   Ba1(7)    BB+(7)            60(4)
       300        APCOA, Inc., Senior Subordinated Notes, 9.25%, due 3/15/08               Caa1        B-             300(4)
        70        IMPAC Group, Inc., Senior Subordinated Notes, 10.125%, due 3/15/08        B3         B-              71(4)
       250        Musicland Group, Inc., Senior Subordinated Notes, 9.875%, due 3/15/08    Caa1       CCC+            249(4)
        70        Trans-Resources, Inc., Senior Notes, 10.75%, due 3/15/08                  B3         B-              72(4)
       250        AMSC Acquisition Co., Inc., Senior Notes, 12.25%, due 4/1/08                                        254(4)(11)
       200        Columbus McKinnon Corp., Senior Subordinated Notes, 8.50%, due 4/1/08     B2         B              200(4)
       300        Great Central Mines Ltd., Senior Notes, 8.875%, due 4/1/08                Ba2        BB             302(4)
       175        Morris Material Handling, Inc., Senior Notes, 9.50%, due 4/1/08           B2         B              172(4)
       150        Numatics, Inc., Senior Subordinated Notes, 9.625%, due 4/1/08             B3         B-             152(4)
       250        PharMerica, Inc., Senior Subordinated Notes, 8.375%, due 4/1/08           B2         B              249(4)
       500        Premier Parks Inc., Senior Step Up Notes, Yielding 10.00%, due 4/1/08     B3         B-             319
       200        Terex Corp., Senior Subordinated Notes, 8.875%, due 4/1/08                B3         B-             199(4)
       250        Hudson Respiratory Care Inc., Senior Subordinated Notes, 9.125%, due
                  4/15/08                                                                   B3         B-             250(4)
       250        Mediacom LLC, Senior Notes, 8.50%, due 4/15/08                            B2         B+             247(4)
       250        United Stationers Supply Co., Senior Subordinated Notes, 8.375%, due
                  4/15/08                                                                   B2         B              251(4)

                                                      April 30, 1998 (Unaudited)
--------------------------------------------------------------------------------

          High Yield Bond Portfolio (Cont'd)

   Principal
    Amount                                                                                      Rating           Value(2)
(000's omitted)                                                                           Moody's     S&P     (000's omitted)
---------------                                                                           --------  --------  ---------------
    $  300        Advanstar Communications Inc., Senior Subordinated Notes, 9.25%, due
                  5/1/08                                                                    B2         B-         $   300(4)
       300        Grove Worldwide LLC, Senior Subordinated Notes, 9.25%, due 5/1/08         B2         B              299(4)
       300        Iron Age Corp., Senior Subordinated Notes, 9.875%, due 5/1/08             B3         B-             303(4)
       300        Level 3 Communications, Inc., Senior Notes, 9.125%, due 5/1/08            B3         B-             297(4)
       320        Sun Healthcare Group, Inc., Senior Subordinated Notes, 9.375%, due
                  5/1/08                                                                    B2         B-             322(4)
       300        Ziff-Davis Inc., Senior Subordinated Notes, 8.50%, due 5/1/08             B2         B+             300
       300        Boyds Collection, Ltd., Senior Subordinated Notes, 9.00%, due 5/15/08     B2         B-             301(4)
       160        KinderCare Learning Centers, Inc., Senior Subordinated Notes, Ser. B,
                  9.50%, due 2/15/09                                                        B3         B-             164
       500        Diamond Brands Inc., Senior Step Up Debentures, Yielding 12.875%, due
                  4/15/09                                                                  Caa1       CCC+            271(4)
                                                                                                                  -------
                  TOTAL CORPORATE DEBT SECURITIES (COST $9,417)                                                     9,443
                                                                                                                  -------
                  TOTAL INVESTMENTS (106.5%) (COST $12,802)                                                        12,827(10)
                  Liabilities, less cash, receivables and other assets [(6.5%)]                                      (783)
                                                                                                                  -------
                  TOTAL NET ASSETS (100.0%)                                                                       $12,044
                                                                                                                  -------

SEE NOTES TO SCHEDULE OF INVESTMENTS

NOTES TO SCHEDULE OF INVESTMENTS
                                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust
 1) Investment securities of the Portfolio are valued at amortized cost, which approximates Federal income tax cost.
 2) Investment securities of the Portfolio are valued daily by obtaining bid price quotations from independent pricing services on selected securities available in each service's data base. For all other securities requiring daily quotations, bid prices are obtained from principal market makers in those securities or, if quotations are not available, by a method the trustees of Income Managers Trust believe accurately reflects fair value. Foreign security prices are furnished by independent quotation services expressed in local currency values. Foreign security prices are translated from the local currency into U.S. dollars using current exchange rates. Short-term investments with less than 60 days until maturity may be valued at cost which, when combined with interest earned, approximates market value.
 3) Not rated by Moody's; the rating shown is from Fitch Investors Services, Inc.
 4) Security exempt from registration under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers under Rule 144A. At April 30, 1998, these securities amounted to $31,526,000 or 9.1% of net assets for Neuberger&Berman Limited Maturity Bond Portfolio and $5,938,000 or 49.3% of net assets for Neuberger& Berman High Yield Bond Portfolio.
 5) Rated BBB by Thomson Bank Watch, Inc.
 6) Rated BBB- by Fitch Investors Services, Inc.
 7) Rated BBB- by Duff & Phelps Credit Rating Co.
 8) Principal amount is stated in the currency in which the security is denominated.
    NZD -- New Zealand Dollar
    SEK -- Swedish Krona
 9) At cost, which approximates market value.
10) At April 30, 1998, selected Portfolio information on a Federal income tax basis was as follows:

                                                           GROSS          GROSS
                                                         UNREALIZED     UNREALIZED    NET UNREALIZED
NEUBERGER&BERMAN                              COST      APPRECIATION   DEPRECIATION    APPRECIATION
----------------------------------------------------------------------------------------------------
LIMITED MATURITY BOND PORTFOLIO           $339,883,000   $2,448,000     $1,569,000       $879,000
HIGH YIELD BOND PORTFOLIO                   12,802,000       47,000         22,000         25,000

11) Not rated by a nationally recognized statistical rating organization. Security is an eligible security based on a comparable quality analysis performed by the Portfolio's investment manager.

SEE NOTES TO FINANCIAL STATEMENTS

                 (This page has been left blank intentionally.)

STATEMENTS OF ASSETS AND LIABILITIES
----------------------------------------------------------------------
          Income Managers Trust

                                                                     GOVERNMENT
                                                                       MONEY
(000'S OMITTED)                                                      PORTFOLIO
                                                                   --------------
ASSETS
      Investments in securities, at value*
        (Note A) -- see Schedule of Investments                    $     423,136
      Cash                                                                     1
      Deferred organization costs (Note A)                                     1
      Interest receivable                                                  3,939
      Prepaid expenses and other assets                                        4
      Receivable for securities sold                                          --
                                                                   --------------
                                                                         427,081
                                                                   --------------
LIABILITIES
      Payable for forward foreign currency exchange contracts
        purchased
        (Note C)                                                              --
      Payable for securities purchased                                        --
      Payable for variation margin (Note A)                                   --
      Payable to investment manager (Note B)                                  76
      Accrued organization costs (Note A)                                     --
      Accrued expenses                                                        26
                                                                   --------------
                                                                             102
                                                                   --------------
NET ASSETS Applicable to Investors' Beneficial Interests           $     426,979
                                                                   --------------

NET ASSETS consist of:
      Paid-in capital                                              $     426,979
      Net unrealized appreciation in value of investment
        securities, financial futures contracts, translation of
        assets and liabilities in foreign currencies, and foreign
        currency contracts                                                    --
                                                                   --------------
NET ASSETS                                                         $     426,979
                                                                   --------------
*Cost of investments                                               $     423,136
                                                                   --------------

SEE NOTES TO FINANCIAL STATEMENTS

                                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

                                                                                       LIMITED
                                                                        CASH           MATURITY        HIGH YIELD
                                                                      RESERVES           BOND             BOND
                                                                     PORTFOLIO        PORTFOLIO        PORTFOLIO
                                                                   ------------------------------------------------
ASSETS
Investments in securities, at value*
  (Note A) -- see Schedule of Investments                          $     749,194    $     340,762    $      12,827
Cash                                                                           6                1                2
Deferred organization costs (Note A)                                           1                1                2
Interest receivable                                                        2,376            4,927               87
Prepaid expenses and other assets                                              9                5               --
Receivable for securities sold                                                --              312               61
                                                                   ------------------------------------------------
                                                                         751,586          346,008           12,979
                                                                   ------------------------------------------------
LIABILITIES
Payable for forward foreign currency exchange contracts purchased
  (Note C)                                                                    --                5               --
Payable for securities purchased                                              --               --              918
Payable for variation margin (Note A)                                         --              355               --
Payable to investment manager (Note B)                                       153               72                3
Accrued organization costs (Note A)                                           --               --                1
Accrued expenses                                                              41               33               13
                                                                   ------------------------------------------------
                                                                             194              465              935
                                                                   ------------------------------------------------
NET ASSETS Applicable to Investors' Beneficial Interests           $     751,392    $     345,543    $      12,044
                                                                   ------------------------------------------------

NET ASSETS consist of:
Paid-in capital                                                    $     751,392    $     344,784    $      12,019
Net unrealized appreciation in value of investment securities, financial futures contracts, translation of assets and
  liabilities in foreign currencies, and foreign currency
  contracts                                                                   --              759               25
                                                                   ------------------------------------------------
NET ASSETS                                                         $     751,392    $     345,543    $      12,044
                                                                   ------------------------------------------------
*Cost of investments                                               $     749,194    $     339,883    $      12,802
                                                                   ------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF OPERATIONS
----------------------------------------------------------------------
          Income Managers Trust


                                                                    GOVERNMENT
                                                                      MONEY
                                                                    PORTFOLIO
                                                                     For the
                                                                    Six Months
                                                                      Ended
                                                                    April 30,
                                                                       1998
(000'S OMITTED)                                                    (UNAUDITED)
                                                                   ------------
INVESTMENT INCOME
    Interest income                                                $     8,692
                                                                         ------
    Expenses:
      Investment management fee (Note B)                                   411
      Accounting fees                                                        5
      Amortization of deferred organization and initial offering
        expenses (Note A)                                                    3
      Auditing fees                                                         12
      Custodian fees (Note B)                                               50
      Insurance expense                                                      2
      Legal fees                                                             9
      Trustees' fees and expenses                                           10
                                                                         ------
        Total expenses                                                     502
      Expenses reduced by custodian fee expense offset
        arrangement (Note B)                                                --
                                                                         ------
        Total net expenses                                                 502
                                                                         ------
        Net investment income                                            8,190
                                                                         ------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment securities sold                  11
    Net realized loss on financial futures contracts (Note A)               --
    Change in net unrealized appreciation of investment
      securities, financial futures contracts, translation of
      assets and liabilities in foreign currencies, and foreign
      currency contracts (Note A)                                           --
                                                                         ------
        Net gain (loss) on investments                                      11
                                                                         ------
        Net increase in net assets resulting from operations       $     8,201
                                                                         ------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                                                                                           HIGH YIELD
                                                                       CASH       LIMITED MATURITY            BOND
                                                                     RESERVES           BOND               PORTFOLIO
                                                                    PORTFOLIO         PORTFOLIO
                                                                                                      For the Period from
                                                                     For the           For the           March 3, 1998
                                                                    Six Months       Six Months          (Commencement
                                                                      Ended             Ended            of Operations)
                                                                    April 30,         April 30,           to April 30,
                                                                       1998             1998                  1998
                                                                   (UNAUDITED)       (UNAUDITED)          (UNAUDITED)
                                                                   -------------------------------------------------------
INVESTMENT INCOME
    Interest income                                                $    20,059      $      10,720     $                91
                                                                   -------------------------------------------------------
    Expenses:
      Investment management fee (Note B)                                   862                392                       4
      Accounting fees                                                        5                  5                       2
      Amortization of deferred organization and initial offering
        expenses (Note A)                                                    2                  3                      --
      Auditing fees                                                         13                 10                       5
      Custodian fees (Note B)                                               95                 61                       4
      Insurance expense                                                      5                  2                      --
      Legal fees                                                            20                 61                       4
      Trustees' fees and expenses                                           21                 12                       2
                                                                   -------------------------------------------------------
        Total expenses                                                   1,023                546                      21
      Expenses reduced by custodian fee expense offset
        arrangement (Note B)                                                (1)                --                      --
                                                                   -------------------------------------------------------
        Total net expenses                                               1,022                546                      21
                                                                   -------------------------------------------------------
        Net investment income                                           19,037             10,174                      70
                                                                   -------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENTS
    Net realized gain (loss) on investment securities sold                  (3)               391                       9
    Net realized loss on financial futures contracts (Note A)               --               (962)                     --
    Change in net unrealized appreciation of investment
      securities, financial futures contracts, translation of
      assets and liabilities in foreign currencies, and foreign
      currency contracts (Note A)                                           --               (848)                     25
                                                                   -------------------------------------------------------
        Net gain (loss) on investments                                      (3)            (1,419)                     34
                                                                   -------------------------------------------------------
        Net increase in net assets resulting from operations       $    19,034      $       8,755     $               104
                                                                   -------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

STATEMENTS OF CHANGES IN NET ASSETS
----------------------------------------------------------------------
          Income Managers Trust


                                                                             GOVERNMENT
                                                                           MONEY PORTFOLIO
                                                                    Six Months
                                                                       Ended             Year
                                                                     April 30,           Ended
                                                                       1998           October 31,
(000'S OMITTED)                                                     (UNAUDITED)          1997
                                                                   -------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                                          $      8,190      $     16,368
    Net realized gain (loss) on investments                                  11                (3)
    Change in net unrealized appreciation (depreciation) of
      investments                                                            --                --
                                                                   -------------------------------
    Net increase in net assets resulting from operations                  8,201            16,365
                                                                   -------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL INTERESTS:
    Additions                                                           400,800           872,761
    Additions related to reorganization (Note D)                             --                --
    Reductions                                                         (289,966)         (943,664)
                                                                   -------------------------------
    Net increase (decrease) in net assets resulting from
      transactions in investors' beneficial interests                   110,834           (70,903)
                                                                   -------------------------------
NET INCREASE (DECREASE) IN NET ASSETS                                   119,035           (54,538)
NET ASSETS:
    Beginning of period                                                 307,944           362,482
                                                                   -------------------------------
    End of period                                                  $    426,979      $    307,944
                                                                   -------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

----------------------------------------------------------------------
          Income Managers Trust

                                                                                                               HIGH YIELD
                                                                                                             BOND PORTFOLIO
                                                  CASH RESERVES                 LIMITED MATURITY
                                                    PORTFOLIO                    BOND PORTFOLIO               Period from
                                                                                                             March 3, 1998
                                           Six Months                      Six Months                        (Commencement
                                              Ended           Year            Ended           Year           of Operations)
                                            April 30,         Ended         April 30,         Ended           to April 30,
                                              1998         October 31,        1998         October 31,            1998
                                           (UNAUDITED)        1997         (UNAUDITED)        1997            (UNAUDITED)
                                          ------------------------------------------------------------------------------------
INCREASE (DECREASE) IN NET ASSETS:

FROM OPERATIONS:
    Net investment income                 $     19,037    $     32,775    $     10,174    $     18,661    $                70
    Net realized gain (loss) on
      investments                                   (3)             (7)           (571)           (990)                     9
    Change in net unrealized
      appreciation (depreciation) of
      investments                                   --              --            (848)          2,266                     25
                                          ------------------------------------------------------------------------------------
    Net increase in net assets resulting
      from operations                           19,034          32,768           8,755          19,937                    104
                                          ------------------------------------------------------------------------------------
TRANSACTIONS IN INVESTORS' BENEFICIAL
  INTERESTS:
    Additions                                  402,038         994,311          31,639          61,720                 11,986
    Additions related to reorganization
      (Note D)                                      --              --          54,073              --                     --
    Reductions                                (335,444)       (845,290)        (41,890)        (56,000)                   (46)
                                          ------------------------------------------------------------------------------------
    Net increase (decrease) in net
      assets resulting from transactions
      in investors' beneficial interests        66,594         149,021          43,822           5,720                 11,940
                                          ------------------------------------------------------------------------------------
NET INCREASE (DECREASE) IN NET ASSETS           85,628         181,789          52,577          25,657                 12,044
NET ASSETS:
    Beginning of period                        665,764         483,975         292,966         267,309                     --
                                          ------------------------------------------------------------------------------------
    End of period                         $    751,392    $    665,764    $    345,543    $    292,966    $            12,044
                                          ------------------------------------------------------------------------------------

SEE NOTES TO FINANCIAL STATEMENTS

NOTES TO FINANCIAL STATEMENTS
                                                      April 30, 1998 (Unaudited)
----------------------------------------------------------------------
          Income Managers Trust

NOTE A -- SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES:
1) GENERAL: Neuberger&Berman Government Money Portfolio ("Government Money"), Neuberger&Berman Cash Reserves Portfolio ("Cash Reserves"), Neuberger&Berman Limited Maturity Bond Portfolio ("Limited Maturity"), and Neuberger&Berman High Yield Bond Portfolio ("High Yield") (collectively, the "Portfolios") are separate operating series of Income Managers Trust ("Managers Trust"), a New York common law trust organized as of December 1, 1992. High Yield had no operations until March 3, 1998, other than matters relating to its organization and registration as a series of Managers Trust. Managers Trust is registered as a diversified, open-end management investment company under the Investment Company Act of 1940, as amended. Other regulated investment companies sponsored by Neuberger&Berman Management Incorporated ("N&B Management"), whose financial statements are not presented herein, also invest in these and other Portfolios of Managers Trust.
      The assets of each series belong only to that series, and the liabilities of each series are borne solely by that series and no other.
2) PORTFOLIO VALUATION: Investment securities are valued as indicated in the notes following the Portfolios' Schedule of Investments.
3) FOREIGN CURRENCY TRANSLATION: Limited Maturity and High Yield may invest in foreign securities denominated in foreign currency. The accounting records of the Portfolios are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, other assets and liabilities. Purchase and sale prices of securities, and income and expenses are translated into U.S. dollars at the prevailing rate of exchange on the respective dates of such transactions.
4) FORWARD FOREIGN CURRENCY CONTRACTS: Limited Maturity and High Yield may each enter into forward foreign currency contracts ("contracts") in connection with planned purchases or sales of securities to hedge the U.S. dollar value of portfolio securities denominated in a foreign currency. The gain or loss arising from the difference between the original contract price and the closing price of such contract is included in net realized gains or losses on foreign currency transactions. Fluctuations in the value of forward foreign currency contracts are recorded for financial reporting purposes as unrealized gains or losses by the Portfolios. Neither Portfolio has a specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolios could be exposed to risks if a counterparty to a contract were unable to meet the terms of its contract or if the value of the foreign currency changes unfavorably. The U.S. dollar value of foreign currency underlying all contractual commitments held by the Portfolios is determined using forward foreign currency exchange rates supplied by an independent pricing service.
5) FINANCIAL FUTURES CONTRACTS: Limited Maturity and High Yield may each buy and sell financial futures contracts to hedge against changes in securities prices resulting from changes in prevailing interest rates. At the time a Portfolio enters into a financial futures contract, it is required to deposit with its custodian a specified amount of cash or liquid securities, known as "initial margin," ranging upward from 1.1% of the value of the financial futures contract being traded. Each day, the futures contract is valued at the official settlement price of the board of trade or U.S. commodity exchange on which such futures contract is traded. Subsequent payments, known as "variation margin," to and from the broker are made on a daily basis as the market price of the financial futures contract fluctuates. Daily variation margin adjustments, arising from this "mark to market," are recorded by the Portfolios as unrealized gains or losses.
      Although some financial futures contracts by their terms call for actual delivery or acceptance of financial instruments, in most cases the contracts are closed out prior to delivery by offsetting purchases or sales of matching financial futures contracts. When the contracts are closed, a Portfolio recognizes a gain or loss. Risks of entering into futures contracts include the possibility there may be an illiquid market and/or a change in the value of the contract may not correlate with changes in the value of the underlying securities.
      For Federal income tax purposes, the futures transactions undertaken by a Portfolio may cause that Portfolio to recognize gains or losses from marking to market even though its positions have not been sold or terminated, may affect the character of the gains or losses recognized as long-term or short-term, and may affect the timing of some capital gains and losses realized by the Portfolios. Also, a Portfolio's losses on transactions involving futures contracts may be deferred rather than being taken into account currently in calculating such Portfolio's taxable income.
      During the period from March 3, 1998 (Commencement of Operations) to April 30, 1998, High Yield did not enter into any financial futures contracts.

      At April 30, 1998, open positions in financial futures contracts for Limited Maturity were as follows:

                                                                      UNREALIZED
                                                                      APPRECIATION
   EXPIRATION                 OPEN CONTRACTS              POSITION    (DEPRECIATION)
---------------------------------------------------------------------------------
 June 1998            185 U.S. Treasury Notes, 2 Year        Long     $  (79,031)
 June 1998            160 U.S. Treasury Notes, 5 Year       Short         15,114
 June 1998            447 U.S. Treasury Notes, 10 Year      Short        (50,881)

      At April 30, 1998, Limited Maturity had the following securities deposited in a segregated account to cover margin requirements on open financial futures contracts:

PRINCIPAL
  AMOUNT                                     SECURITY
---------------------------------------------------------------------------------------
$  410,000  Fort James Corp., Senior Notes, 6.50%, due 9/15/02
 1,480,000  Chase Credit Card Master Trust, Ser. 1997-2, Class A, 6.30%, due 4/15/03

6) SECURITIES TRANSACTIONS AND INVESTMENT INCOME: Securities transactions are recorded on a trade date basis. Interest income, including accretion of discount (adjusted for original issue discount, where applicable) and amortization of premium, where applicable, is recorded on the accrual basis. Realized gains and losses from securities transactions and foreign currency transactions are recorded on the basis of identified cost.
7) FEDERAL INCOME TAXES: Managers Trust intends to comply with the requirements of the Internal Revenue Code. Each Portfolio of Managers Trust also intends to conduct its operations so that each of its investors will be able to qualify as a regulated investment company. Each Portfolio will be treated as a partnership for Federal income tax purposes and is therefore not subject to Federal income tax.
8) ORGANIZATION EXPENSES: Expenses incurred by each Portfolio in connection with its organization are being amortized by each Portfolio on a straight-line basis over a five-year period. At April 30, 1998, the unamortized balance of such expenses amounted to $948, $835, $1,242, and $2,058 for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively. For High Yield, the accrued organization costs are payable to N&B Management, the administrator of the Portfolio.
9) EXPENSE ALLOCATION: Each Portfolio bears all costs of its operations. Expenses incurred by Managers Trust with respect to any two or more portfolios are allocated in proportion to the net assets of such portfolios, except where a more appropriate allocation of expenses to each portfolio can otherwise be made fairly. Expenses directly attributable to a portfolio are charged to that portfolio.

NOTE B -- MANAGEMENT FEES AND OTHER TRANSACTIONS WITH AFFILIATES:
   Each Portfolio retains N&B Management as its investment manager under a Management Agreement. For such investment management services, each Portfolio (except High Yield) pays N&B Management a fee at the annual rate of 0.25% of the first $500 million of that Portfolio's average daily net assets, 0.225% of the next $500 million, 0.20% of the next $500 million, 0.175% of the next $500 million, and 0.15% of average daily net assets in excess of $2 billion. High Yield pays N&B Management a fee for investment management services at the annual rate of 0.38% of the first $500 million of that Portfolio's average daily net assets, 0.355% of the next $500 million, 0.33% of the next $500 million, 0.305% of the next $500 million, and 0.28% of average daily net assets in excess of $2 billion.
   All of the capital stock of N&B Management is owned by individuals who are also principals of Neuberger&Berman, LLC ("Neuberger"), a member firm of The New York Stock Exchange and sub-adviser to each Portfolio. Neuberger is retained by N&B Management to furnish it with investment recommendations and research information without added cost to each Portfolio. Several individuals who are officers and/or trustees of Managers Trust are also principals of Neuberger and/or officers and/or directors of N&B Management.
   Each Portfolio has an expense offset arrangement in connection with its custodian contract. The impact of this arrangement, reflected in the Statements of Operations under the caption Custodian fees, was a reduction of $89, $1,103, $395, and $44 for Government Money, Cash Reserves, Limited Maturity, and High Yield, respectively.

NOTE C -- SECURITIES TRANSACTIONS:
   During the six months ended April 30, 1998, there were purchase and sale transactions (excluding short-term securities, financial futures contracts, and forward foreign currency contracts) as follows:

                                 PURCHASES         SALES
------------------------------------------------------------
LIMITED MATURITY                $ 92,881,280    $101,240,627
HIGH YIELD                         9,682,946         280,700

   All securities transactions for Government Money and Cash Reserves were short-term.
   At April 30, 1998, Limited Maturity had entered into various contracts to deliver currencies at specified future dates.
   Open contracts were as follows:

                CONTRACTS                     SETTLEMENT               NET UNREALIZED
    SALES      TO DELIVER   IN EXCHANGE FOR      DATE        VALUE      DEPRECIATION
-------------------------------------------------------------------------------------
Swedish Krona   54,600,000    $7,051,530       5/20/98     $7,056,646      $5,116

NOTE D -- REORGANIZATION:
   On February 27, 1998, Limited Maturity acquired all of the net assets of Neuberger&Berman Ultra Short Bond Portfolio ("Ultra Short") pursuant to a plan of reorganization approved by the Board of Trustees on September 24, 1997. This was accomplished by Neuberger&Berman Ultra Short Bond Fund-Registered Trademark-and Neuberger& Berman Ultra Short Bond Trust-Registered Trademark- withdrawing their assets from Ultra Short and reinvesting those assets in Limited Maturity. The reorganization was tax-free to investors. Ultra Short's net assets as of February 27, 1998 ($54,072,964), including $338,550 of unrealized appreciation, were combined with those of Limited Maturity. The aggregate net assets of Limited Maturity and Ultra Short immediately before the reorganization were $297,668,015 and $54,072,964, respectively, resulting in aggregate net assets of $351,740,979 immediately after the reorganization.

NOTE E -- UNAUDITED FINANCIAL INFORMATION:
   The financial information included in this interim report is taken from the records of each Portfolio without audit by independent auditors. Annual reports contain audited financial statements.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Government Money Portfolio

                                                                                                Period from
                                            Six Months Ended                                      July 2,
                                               April 30,                                          1993(1)
                                                  1998             Year Ended October 31,      to October 31,
                                              (UNAUDITED)       1997    1996    1995    1994        1993
                                            -----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                              .31%(3)        .30%    .31%    .31%     --          --
                                            -----------------------------------------------------------------
    Net Expenses                                   .31%(3)        .30%    .31%    .31%    .33%        .32%(3)
                                            -----------------------------------------------------------------
    Net Investment Income                         5.00%(3)       4.96%   4.99%   5.32%   3.38%       2.82%(3)
                                            -----------------------------------------------------------------
Net Assets, End of Period (in millions)         $427.0         $307.9  $362.5  $308.5  $251.6      $277.7
                                            -----------------------------------------------------------------

1) The date investment operations commenced.

2) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Cash Reserves Portfolio

                                                                                                Period from
                                            Six Months Ended                                      July 2,
                                               April 30,                                          1993(1)
                                                  1998             Year Ended October 31,      to October 31,
                                              (UNAUDITED)       1997    1996    1995    1994        1993
                                            -----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                               .29%(3)       .29%    .30%    .31%     --          --
                                            -----------------------------------------------------------------
    Net Expenses                                    .29%(3)       .29%    .30%    .31%    .32%        .34%(3)
                                            -----------------------------------------------------------------
    Net Investment Income                          5.36%(3)      5.31%   5.20%   5.62%   3.63%       2.88%(3)
                                            -----------------------------------------------------------------
Net Assets, End of Period (in millions)          $751.4        $665.8  $484.0  $409.2  $312.0      $273.3
                                            -----------------------------------------------------------------

1) The date investment operations commenced.

2) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          Limited Maturity Bond Portfolio

                                                                                               Period from
                                              Six Months                                         July 2,
                                            Ended April 30,                                      1993(1)
                                                 1998             Year Ended October 31,      to October 31,
                                              (UNAUDITED)      1997    1996    1995    1994        1993
                                            ----------------------------------------------------------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)                              .35%(3)       .33%    .33%    .33%     --          --
                                            ----------------------------------------------------------------
    Net Expenses                                   .35%(3)       .33%    .33%    .33%    .34%        .33%(3)
                                            ----------------------------------------------------------------
    Net Investment Income                         6.50%(3)      6.70%   6.45%   6.55%   5.86%       5.53%(3)
                                            ----------------------------------------------------------------
Portfolio Turnover Rate                             32%           89%    169%     88%    102%         71%
                                            ----------------------------------------------------------------
Net Assets, End of Period (in millions)         $345.5        $293.0  $267.3  $319.6  $316.1      $357.9
                                            ----------------------------------------------------------------

1) The date investment operations commenced.

2) For fiscal periods ending after September 1, 1995, the Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

FINANCIAL HIGHLIGHTS
Neuberger&Berman
--------------------------------------------------------------------------------
          High Yield Bond Portfolio

                                            Period from
                                          March 3, 1998(1)
                                            to April 30,
                                                1998
                                            (UNAUDITED)
                                          ----------------
RATIOS TO AVERAGE NET ASSETS:
    Gross Expenses(2)(3)                         1.89%
                                          ----------------
    Net Expenses(3)                              1.88%
                                          ----------------
    Net Investment Income(3)                     6.21%
                                          ----------------
Portfolio Turnover Rate                             6%
                                          ----------------
Net Assets, End of Period (in millions)         $12.0
                                          ----------------

1) The date investment operations commenced.

2) The Portfolio is required to calculate an expense ratio without taking into consideration any expense reductions related to expense offset arrangements.

3) Annualized.

OTHER INFORMATION

DIRECTORY
INVESTMENT MANAGER, ADMINISTRATOR
AND DISTRIBUTOR
Neuberger&Berman Management Incorporated
605 Third Avenue 2nd Floor
New York, NY 10158-0180
800-877-9700
Institutional Services 800-366-6264

SUB-ADVISER
Neuberger&Berman, LLC
605 Third Avenue
New York, NY 10158-3698

CUSTODIAN AND SHAREHOLDER
SERVICING AGENT
State Street Bank and Trust Company
225 Franklin Street
Boston, MA 02110

ADDRESS CORRESPONDENCE TO:
Neuberger&Berman Funds
Boston Service Center
P.O. Box 8403
Boston, MA 02266-8403

LEGAL COUNSEL
Kirkpatrick & Lockhart LLP
1800 Massachusetts Avenue, N.W.
2nd Floor
Washington, DC 20036-1800

OFFICERS AND TRUSTEES
Stanley Egener
 CHAIRMAN OF THE BOARD AND TRUSTEE
Theodore P. Giuliano
 PRESIDENT AND TRUSTEE
John Cannon
 TRUSTEE
Barry Hirsch
 TRUSTEE
Robert A. Kavesh
 TRUSTEE
William E. Rulon
 TRUSTEE
Candace L. Straight
 TRUSTEE
Daniel J. Sullivan
 VICE PRESIDENT
Michael J. Weiner
 VICE PRESIDENT
Richard Russell
 TREASURER
Claudia A. Brandon
 SECRETARY
Barbara DiGiorgio
 ASSISTANT TREASURER
Celeste Wischerth
 ASSISTANT TREASURER
Stacy Cooper-Shugrue
 ASSISTANT SECRETARY
C. Carl Randolph
 ASSISTANT SECRETARY

Neuberger&Berman Management Inc., Neuberger&Berman Government Money Fund, Neuberger&Berman Cash Reserves, Neuberger&Berman Limited Maturity Bond Fund, and Neuberger&Berman High Yield Bond Fund are registered service marks of Neuberger&Berman Management Inc.
-C- 1998 Neuberger&Berman Management Inc.

                                      C-1
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  Neuberger&Berman Management Inc.-Registered Trademark-

            605 THIRD AVENUE 2ND FLOOR
            NEW YORK, NY 10158-0180
            SHAREHOLDER SERVICES
            800-877-9700
            INSTITUTIONAL SERVICES
            800-366-6264
            WWW.NBFUNDS.COM









            Statistics and projections in this report are derived from sources deemed to be reliable but cannot be regarded as a representation of future results of the Funds. This report is prepared for the general information of shareholders and is not an offer of shares of the Funds. Shares are sold only through the currently effective prospectus, which must precede or accompany this report.

            [LOGO]  PRINTED ON RECYCLED PAPER                     NBIFSAR00498